UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-06640

American Strategic Income Portfolio Inc. II

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Jill M. Stevenson,  800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

SEMIANNUAL REPORT

February 28, 2011

ASP

American Strategic
Income Portfolio Inc.

BSP

American Strategic
Income Portfolio Inc. II

CSP

American Strategic
Income Portfolio Inc. III

SLA

American Select
Portfolio Inc.

First American Mortgage Funds

OUR IMAGE–GEORGE WASHINGTON

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

TABLE OF CONTENTS

1	Explanation of Financial Statements

2	Fund Overviews

6	Schedule of Investments

26	Statements of Assets and Liabilities

27	Statements of Operations

28	Statements of Changes in Net Assets

30	Statements of Cash Flows

31	Financial Highlights

35	Notes to Financial Statements

47	Notice to Shareholders

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

EXPLANATION OF FINANCIAL STATEMENTS

As a shareholder in one or more of the funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (bonds, common stock, etc.) and by industry classification (healthcare, education, etc.). This information is useful for analyzing how your fund's assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund on the last day of the reporting period and presents the fund's net asset value ("NAV") and market price per share. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. The market price is the closing price on the exchange on which the fund's shares trade. This price, which may be higher or lower than the fund's NAV, is the price an investor pays or receives when shares of the fund are purchased or sold. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund's assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from investments as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund's net assets were affected by its operating results and distributions to shareholders during the reporting period. This statement is important to investors because it shows exactly what caused the fund's net asset size to change during the period.

The Statement of Cash Flows is required when a fund has a substantial amount of illiquid investments, a substantial amount of the fund's securities are internally fair valued, or the fund carries some amount of debt. When presented, this statement explains the change in cash during the reporting period. It reconciles net cash provided by and used for operating activities to the net increase or decrease in net assets from operations and classifies cash receipts and payments as resulting from operating, investing, and financing activities.

The Financial Highlights provide a per-share breakdown of the components that affected the fund's NAV for the current and past reporting periods. It also shows total return, net investment income ratios, expense ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. The portfolio turnover rate represents the percentage of the fund's holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase or sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource.

First American Mortgage Funds | 2011 Semiannual Report

Fund Overviews

American Strategic Income Portfolio (ASP)

Portfolio Allocation

As a percentage of total investments on February 28, 2011

Commercial Loans	30%
Preferred Stocks	22
Commercial Mortgage-Backed Securities	22
U.S. Government Agency Mortgage-Backed Securities	10
Multifamily Loans	9
Corporate Note	5
Short-Term Investment	1
Single Family Loans	1
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the fair value of whole loans as of February 28, 2011. Shaded areas without fair values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The tables below show the percentages of single family loans and multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2011, based on the fair value outstanding.

Single family loans		Multifamily and commercial loans
Current	100.0%	Current	90.7%
30 Days	0.0	30 Days	0.0
60 Days	0.0	60 Days	9.3
90 Days	0.0	90 Days	0.0
120+ Days	0.0	120+ Days	0.0
	100.0%		100.0%

First American Mortgage Funds | 2011 Semiannual Report

American Strategic Income Portfolio II (BSP)

Portfolio Allocation

As a percentage of total investments on February 28, 2011

Commercial Loans	30%
Multifamily Loans	26
Preferred Stocks	14
Commercial Mortgage-Backed Securities	12
Corporate Notes	9
U.S. Government Agency Mortgage-Backed Securities	7
Short-Term Investment	2
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the fair value of whole loans as of February 28, 2011. Shaded areas without fair values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The tables below show the percentages of single family loans and multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2011, based on the fair value outstanding.

Single family loans		Multifamily and commercial loans
Current	100.0%	Current	91.8%
30 Days	0.0	30 Days	0.0
60 Days	0.0	60 Days	0.0
90 Days	0.0	90 Days	0.0
120+ Days	0.0	120+ Days	8.2
	100.0%		100.0%

First American Mortgage Funds | 2011 Semiannual Report

Fund Overviews

American Strategic Income Portfolio III (CSP)

Portfolio Allocation

As a percentage of total investments on February 28, 2011

Commercial Loans	40%
Multifamily Loans	21
Preferred Stocks	16
U.S. Government Agency Mortgage-Backed Securities	8
Corporate Notes	8
Commercial Mortgage-Backed Securities	5
Real Estate Owned	1
Short-Term Investment	1
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the fair value of whole loans as of February 28, 2011. Shaded areas without fair values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The table below shows the percentages of multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2011, based on the fair value outstanding.

Multifamily and commercial loans
Current	72.8%
30 Days	0.0
60 Days	0.0
90 Days	0.0
120+ Days	27.2
100.0%

First American Mortgage Funds | 2011 Semiannual Report

American Select Portfolio (SLA)

Portfolio Allocation

As a percentage of total investments on February 28, 2011

Commercial Loans	38%
Preferred Stocks	18
Multifamily Loans	14
Commercial Mortgage-Backed Securities	13
Corporate Notes	9
U.S. Government Agency Mortgage-Backed Securities	7
Short-Term Investment	1
100%

Geographical Distribution

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect the fair value of whole loans as of February 28, 2011. Shaded areas without fair values indicate states in which the fund has invested less than 0.50% of its investments.

Delinquent Loan Profile

The table below shows the percentages of multifamily and commercial loans in the portfolio that are 30, 60, 90, or 120 or more days delinquent as of February 28, 2011, based on the fair value outstanding.

Multifamily and commercial loans
Current	94.4%
30 Days	0.0
60 Days	0.0
90 Days	0.0
120+ Days	5.6
100.0%

First American Mortgage Funds | 2011 Semiannual Report

Schedule of Investments | February 28, 2011 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets)
Whole Loans °° p — 53.1%
Commercial Loans — 40.2%
Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17 b	6/14/07	$1,873,063	$1,873,063	$1,966,717
Hampden Medical Office, Englewood, CO, 7.38%, 10/1/12	9/9/02	1,395,368	1,395,368	1,232,314
Integrity Plaza Shopping Center, Albuquerque, NM, 7.88%, 7/1/12 b	6/11/02	1,847,171	1,847,171	1,865,647
La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17 b ¶	6/28/07	1,250,000	1,250,000	1,312,500
La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17 b ¶	6/28/07	2,000,000	2,000,000	2,020,000
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 7/1/15 b	2/28/06	1,617,467	1,617,467	1,665,991
Naples Boat Club, Naples, FL, 6.43%, 1/1/17 b	12/28/06	1,603,397	1,603,397	1,683,566
Orchard Commons, Englewood, CO, 8.63%, 4/1/11	3/28/01	930,747	930,747	930,747
Palace Court, Santa Fe, NM, 5.38%, 11/1/13 b	10/2/06	1,858,914	1,858,914	1,330,726
Par 3 Office Building, Bend, OR, 6.63%, 8/1/13 b ¶	8/3/06	1,900,000	1,900,000	1,938,000
Perkins Restaurant, Maple Grove, MN, 6.38%, 11/1/18 b	12/23/05	1,335,337	1,335,337	1,371,456
Stephens Center, Missoula, MT, 6.88%, 9/1/15 b	4/20/06	1,744,596	1,744,596	1,831,825
The Storage Place, Marana, AZ, 6.65%, 1/1/13 ¶ ◆	12/20/07	3,200,000	3,200,000	2,624,368
			22,556,060	21,773,857
Multifamily Loans — 12.2%
Forest Club Apartments, Dallas, TX, 11.88%, 8/1/10 ¶	4/19/06	1,720,000	1,720,000	1,571,000
Hunt Club Apartments, Waco, TX, 5.64%, 7/1/11 b	6/3/04	1,124,501	1,124,501	915,651
Park Hollywood, Portland, OR, 7.38%, 6/1/12 b	5/31/02	1,064,168	1,064,168	1,085,451
Spring Creek Gardens, Plano, TX, 5.63%, 8/1/15 ¶	12/22/05	2,071,579	2,068,467	2,071,579
Villa Bonita, Chez Royalle, Fitzhugh Apartments I, Dallas, TX, 7.88%, 4/1/11	2/21/03	795,122	795,122	795,122
Villa Bonita, Chez Royalle, Fitzhugh Apartments II, Dallas, TX, 11.88%, 4/1/11	2/21/03	150,221	150,221	137,868
			6,922,479	6,576,671
Single Family Loans — 0.7%
American Portfolio, 1 loan, California, 3.13%, 1/1/17	7/18/95	15,372	14,643	15,250
Anivan, 1 loan, Maryland, 3.00%, 10/1/15	6/14/96	53,159	53,503	53,383
Bank of New Mexico, 1 loan, New Mexico, 3.88%, 2/1/18	5/31/96	26,826	26,826	27,454
Bluebonnet Savings & Loan, 4 loans, Texas, 3.66%, 11/20/14	5/22/92	56,273	56,273	56,556
Fairbanks, 1 loan, Utah, 4.50%, 11/1/18	5/21/92	15,217	12,916	15,601
Knutson Mortgage Portfolio I, 2 loans, Maine and Montana, 9.52%, 1/31/18	2/26/92	107,024	102,125	110,234
McClemore, Matrix Funding Corporation, 1 loan, North Carolina, 10.50%, 8/1/19	9/9/92	37,196	35,336	38,312
Nomura III, 2 loans, California & New York, 5.32%, 7/3/18	9/29/95	50,825	45,943	52,334
Rand Mortgage Corporation, 1 loan, Texas, 9.50%, 1/1/17	2/21/92	25,804	21,149	26,578
			368,714	395,702
Total Whole Loans			29,847,253	28,746,230
Corporate Note °° ¶ — 6.6%
Fixed Rate — 6.6%
Stratus Properties V, 8.75%, 12/31/14	6/1/07	3,500,000	3,500,000	3,605,000
U.S. Government Agency Mortgage-Backed Securities — 13.6%
Fixed Rate — 13.6%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231 a		262,720	267,239	283,590
9.00%, 7/1/30, #C40149		60,841	62,092	70,033
5.00%, 5/1/39, #G05430 a		1,280,086	1,312,708	1,340,661

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds | 2011 Semiannual Report

American Strategic Income Portfolio (ASP)

DESCRIPTION	PAR/ SHARES	COST	FAIR VALUE ¶

Federal National Mortgage Association,
6.00%, 10/1/16, #610761 a	$126,002	$127,227	$137,843
5.00%, 7/1/18, #724954 a	772,159	771,555	828,457
6.50%, 6/1/29, #252497 a	85,294	84,852	96,618
7.50%, 3/1/30, #495694	35,773	35,325	40,131
7.50%, 5/1/30, #535289 a	22,110	21,536	25,592
8.00%, 5/1/30, #538266 a	7,160	7,091	8,350
6.00%, 5/1/31, #535909 a	158,064	158,763	174,277
6.50%, 11/1/31, #613339 a	85,558	87,040	96,917
5.50%, 7/1/33, #720735 a	1,077,119	1,066,886	1,161,004
5.00%, 7/1/39, #935588 a	627,104	641,576	657,367
4.00%, 12/1/40, #AB1959 a	1,194,398	1,190,958	1,179,068
4.00%, 1/1/41, #MA0614 a	1,297,402	1,283,878	1,280,750
Total U.S. Government Agency Mortgage-Backed Securities		7,118,726	7,380,658
Commercial Mortgage-Backed Securities ¶ — 28.6%
Other — 28.6%
Bear Stearns Commercial Mortgage Securities,
5.72%, 9/11/38, Series 2006-PW12, Class A4 r	1,200,000	987,568	1,320,839
5.69%, 6/11/50, Series 2007-PW17, Class A4	1,985,000	1,775,794	2,149,103
5.74%, 9/11/42, Series 2007-T28, Class A4	1,200,000	947,244	1,306,900
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.22%, 7/15/44, Series 2005-CD1, Class A4 b r	2,357,000	1,544,392	2,542,987
5.89%, 11/15/44, Series 2007-CD5, Class A4 r	1,550,000	1,450,801	1,681,887
GS Mortgage Securities Corporation II, Series 2006-GG8, Class A4, 5.56%, 11/10/39	2,900,000	2,050,017	3,122,354
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.10%, 4/15/41 r	1,875,000	1,402,918	2,078,510
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.65%, 6/11/42 r	1,160,000	942,668	1,263,746
Total Commercial Mortgage-Backed Securities		11,101,402	15,466,326
Preferred Stocks — 29.1%
Real Estate Investment Trusts — 29.1%
AMB Property, Series L	26,560	597,940	650,720
AMB Property, Series M	5,600	139,850	134,848
BRE Properties, Series C	30,150	599,080	733,966
BRE Properties, Series D	2,400	47,688	58,950
Developers Diversified Realty, Series G	20,000	447,000	498,126
Developers Diversified Realty, Series H	12,060	247,230	286,802
Developers Diversified Realty, Series I	1,950	40,658	46,800
Duke Realty, Series J	2,100	52,246	49,022
Duke Realty, Series L	8,750	167,300	204,925
Duke Realty, Series M	26,120	532,400	649,735
Duke Realty, Series O	20,300	479,080	543,431
Equity Residential Properties, Series K	10,000	557,500	526,563
Equity Residential Properties, Series N b	28,800	557,520	725,400
Health Care Properties, Series E	19,000	470,630	477,280
Health Care Properties, Series F	14,000	343,700	349,125
Kimco Realty, Series G	50,700	1,320,735	1,308,060
National Retail Properties, Series C	25,000	527,500	620,500
ProLogis Trust, Series F	5,975	139,549	142,199
ProLogis Trust, Series G	3,800	79,800	91,158
PS Business Parks, Series H b	22,060	389,700	549,735
PS Business Parks, Series I b	4,240	83,401	103,350
PS Business Parks, Series M b	12,060	248,436	304,515
PS Business Parks, Series P b	3,750	71,887	90,413

First American Mortgage Funds | 2011 Semiannual Report

Schedule of Investments | February 28, 2011 (unaudited)

American Strategic Income Portfolio (ASP)

DESCRIPTION	SHARES	COST	FAIR VALUE ¶

PS Business Parks, Series R	9,500	$234,175	$233,510
Public Storage, Series A b	6,000	144,291	147,420
Public Storage, Series C b	5,000	100,000	124,945
Public Storage, Series E b	14,200	263,000	356,278
Public Storage, Series F b	9,300	231,105	228,585
Public Storage, Series I b	12,060	262,305	306,400
Public Storage, Series K b	8,000	174,000	203,112
Public Storage, Series X b	3,000	74,330	73,707
Public Storage, Series Z b	11,500	282,309	284,266
Realty Income, Series D b	20,500	546,185	526,645
Realty Income, Series E b	37,060	714,246	923,027
Regency Centers, Series C b	22,060	482,737	551,500
Regency Centers, Series E b	24,060	483,600	578,860
Simon Property Group, Series J	11,000	511,500	696,782
UDR, Series G	22,000	506,000	547,338
Vornado Realty Trust, Series E b	4,800	121,338	120,960
Vornado Realty Trust, Series G	30,000	483,000	723,750
Total Preferred Stocks		13,754,951	15,772,708
Total Unaffiliated Investments		65,322,332	70,970,922
Short-Term Investment — 1.4%
First American Prime Obligations Fund, Class Z, 0.06% W	737,322	737,322	737,322
Total Investments ▲ — 132.4%		$66,059,654	$71,708,244
Other Assets and Liabilities, Net — (32.4)%			(17,553,350)
Total Net Assets — 100.0%			$54,154,894

¶  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

°°  Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2011, the total fair value of these securities was $32,351,230 or 59.7% of total net assets. See note 2 in Notes to Financial Statements.

p  Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 28, 2011. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of February 28, 2011.

b  Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company ("MMLIC"). On February 28, 2011, securities valued at $27,125,135 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$8,600,000	5.00%	$1,195
2,400,000	5.00%	333
$11,000,000		$1,528

*  Interest rate as of February 28, 2011. Rate is based on the London Interbank Offered Rate ("LIBOR") plus 2.625% subject to a "floor" interest rate of 5.00% and reset monthly.

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds | 2011 Semiannual Report

American Strategic Income Portfolio (ASP)

Description of collateral:

Whole Loans

  Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17, $1,873,063 par
Hunt Club Apartments, Waco, TX, 5.64%, 7/1/11, $1,124,501 par
Integrity Plaza Shopping Center, Albuquerque, NM, 7.88%, 7/1/12, $1,847,171 par
La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17, $1,250,000 par
La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17, $2,000,000 par
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 7/1/15, $1,617,467 par
Naples Boat Club, Naples, FL, 6.43%, 1/1/17, $1,603,397 par
Palace Court, Santa Fe, NM, 5.38%, 11/1/13, $1,858,914 par
Par 3 Office Building, Bend, OR, 6.63%, 8/1/13, $1,900,000 par
Park Hollywood, Portland, OR, 7.38%, 6/1/12, $1,064,168 par
Perkins Restaurant, Maple Grove, MN, 6.38%, 11/1/18, $1,335,337 par
Stephens Center, Missoula, MT, 6.88%, 9/1/15, $1,744,596 par

Commercial Mortgage-Backed Security

  Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4, 5.22%, 7/15/44, $2,357,000 par

Preferred Stocks

  Equity Residential Properties, Series N, 4,800 shares
PS Business Parks, Series H, 22,060 shares
PS Business Parks, Series I, 4,240 shares
PS Business Parks, Series M, 12,060 shares
PS Business Parks, Series P, 3,750 shares
Public Storage, Series A, 6,000 shares
Public Storage, Series C, 5,000 shares
Public Storage, Series E, 14,200 shares
Public Storage, Series F, 9,300 shares
Public Storage, Series I, 12,060 shares
Public Storage, Series K, 8,000 shares
Public Storage, Series X, 3,000 shares
Public Storage, Series Z, 11,500 shares
Realty Income, Series D, 20,500 shares
Realty Income, Series E, 37,060 shares
Regency Centers, Series C, 22,060 shares
Regency Centers, Series E, 24,060 shares
Vornado Realty Trust, Series E, 4,800 shares

The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $8,600,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $2,400,000. Loans made under the loan agreement are secured by whole loans in the fund's portfolio and bear interest at the one-month LIBOR plus 2.625% with a "floor" interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund's revolving loan commitment.

¶  Interest Only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 28, 2011.

◆  Loan is currently in default with regards to scheduled interest and/or principal payments.

  Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

a  Securities pledged as collateral for outstanding reverse repurchase agreements. On February 28, 2011, securities valued at $7,270,494 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$6,800,189	2/10/11	0.30%	3/10/11	$1,077	(1)

*  Interest rate as of February 28, 2011. Rate is based on the LIBOR plus a spread and reset monthly.

First American Mortgage Funds | 2011 Semiannual Report

Schedule of Investments | February 28, 2011 (unaudited)

American Strategic Income Portfolio (ASP)

Name of broker and description of collateral:

(1)  Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $262,720 par
Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $1,280,086 par
Federal National Mortgage Association, 6.00%, 10/1/16, $126,002 par
Federal National Mortgage Association, 5.00%, 7/1/18, $772,159 par
Federal National Mortgage Association, 6.50%, 6/1/29, $85,294 par
Federal National Mortgage Association, 7.50%, 5/1/30, $22,110 par
Federal National Mortgage Association, 8.00%, 5/1/30, $7,160 par
Federal National Mortgage Association, 6.00%, 5/1/31, $158,064 par
Federal National Mortgage Association, 6.50%, 11/1/31, $85,558 par
Federal National Mortgage Association, 5.50%, 7/1/33, $1,077,119 par
Federal National Mortgage Association, 5.00%, 7/1/39, $627,104 par
Federal National Mortgage Association, 4.00%, 12/1/40, $1,194,398 par
Federal National Mortgage Association, 4.00%, 1/1/41, $1,297,402 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

r  Variable Rate Security – The rate shown is the net coupon rate in effect as of February 28, 2011.

W  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of February 28, 2011. See note 3 in Notes to Financial Statements.

▲  On February 28, 2011, the cost of investments for federal income tax purposes was approximately $66,059,654. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$7,376,369
Gross unrealized depreciation	(1,727,779)
Net unrealized appreciation	$5,648,590

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds | 2011 Semiannual Report

Schedule of Investments | February 28, 2011 (unaudited)

American Strategic Income Portfolio II (BSP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets)
Whole Loans °° p — 80.4%
Commercial Loans — 43.4%
5555 East Van Buren I, Phoenix, AZ, 5.68%, 7/1/11 b	6/23/04	$6,104,020	$6,104,020	$6,104,020
5555 East Van Buren II, Phoenix, AZ, 7.13%, 7/1/11 b	8/18/06	1,435,426	1,435,426	1,435,426
American Mini-Storage, Memphis, TN, 6.80%, 12/1/11 b ¶	11/5/07	2,997,029	2,997,029	2,677,046
Bigelow Office Building, Las Vegas, NV, 6.38%, 4/1/17 b	3/31/97	1,078,630	1,078,630	1,132,561
Hickman Road, Clive, IA, 6.78%, 1/1/13 b ¶	12/3/07	5,500,000	5,500,000	5,555,000
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13 b	9/17/03	1,427,714	1,427,714	1,499,100
Office City Plaza, Houston, TX, 6.43%, 6/1/12	5/25/07	5,372,644	5,409,953	5,480,097
Oyster Point Office Park, Newport News, VA, 5.43%, 2/1/13 b	1/4/06	11,831,854	11,831,854	11,831,854
PennMont Office Plaza, Albuquerque, NM, 6.63%, 4/1/11 b	3/30/06	1,408,055	1,408,055	1,408,055
Perkins — Blaine, Blaine, MN, 6.63%, 1/1/17 b	12/13/06	1,766,186	1,766,186	1,854,495
Raveneaux Country Club, Spring, TX, 7.93%, 1/1/10 ¶ ◆	12/19/05	3,970,934	4,011,958	2,199,897
Redwood Dental Building, Taylorsville, UT, 7.40%, 7/1/12 b	6/28/02	2,321,346	2,321,346	2,344,560
Robberson Auto Dealerships, Bend and Prineville, OR, 6.40%, 4/1/17 b	3/30/07	6,913,781	6,913,781	7,259,470
Signal Butte, Mesa, AZ, 4.93%, 7/1/17 ¶	6/20/07	15,000,000	15,002,903	8,310,000
Station Square, Pompano Beach, FL, 6.33%, 2/1/14 b ¶	1/19/07	12,000,000	12,000,000	12,138,192
Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14 b	2/15/07	1,245,682	1,245,682	1,307,966
			80,454,537	72,537,739
Multifamily Loans — 36.9%
Carolina Square Apartments, Tallahassee, FL, 6.63%, 8/1/12 b ¶ ◆	7/20/07	7,875,000	7,875,000	7,921,533
Chardonnay Apartments, Tulsa, OK, 6.40%, 7/1/13 b	6/5/03	3,749,220	3,749,220	3,774,182
Lake Point Terrace Apartments I, Madison, WI, 5.90%, 6/1/15	7/1/10	4,400,000	4,400,000	4,400,000
Lake Point Terrace Apartments II, Madison, WI, 9.88%, 6/1/15	7/1/10	550,000	550,000	545,174
Meadows Point, College Station, TX, 7.93%, 2/1/13 ¶ R	1/24/08	5,400,000	5,400,000	4,832,800
RP-Plaza Development Lot 11, Oxnard, CA, 6.90%, 3/1/12 ¶	2/23/05	2,500,000	2,500,000	2,206,858
RP-Plaza Development Lot 16, Oxnard, CA, 6.90%, 3/1/12 ¶	3/1/10	2,500,000	2,500,000	2,206,858
Sapphire Skies I, Cle Elum, WA, 4.93%, 7/1/13 ¶	12/23/05	8,805,908	8,805,908	7,690,904
Sapphire Skies II, Cle Elum, WA, 7.90%, 7/1/13 R S	3/20/09	3,200,000	3,200,000	517,066
Sapphire Skies III, Cle Elum, WA, 4.90%, 7/1/13	7/13/10	3,000,000	3,000,000	2,356,590
Summit Chase Apartments I, Coral Springs, FL, 6.43%, 4/1/12 b ¶	7/7/05	9,500,000	9,500,000	9,249,228
Summit Chase Apartments II, Coral Springs, FL, 9.90%, 4/1/12 ¶ R S	7/7/05	6,150,000	6,150,000	3,099,102
Sussex Club Apartments I, Athens, GA, 6.33%, 5/1/10 ¶ ◆	4/17/07	8,800,000	8,800,000	4,875,200
Sussex Club Apartments II, Athens, GA, 6.88%, 5/1/10 ¶ R S	4/17/07	2,298,600	2,298,600	1,095,561
Trinity Oaks Apartments I, Dallas, TX, 6.53%, 4/1/09 ¶ ◆	3/30/06	7,000,000	7,000,000	3,878,000
Trinity Oaks Apartments II, Dallas, TX, 7.88%, 4/1/09 ¶ R S	3/30/06	1,690,000	1,690,000	454,578
Vista Bonita Apartments, Denton, TX, 7.15%, 6/1/13	3/4/05	2,644,893	2,644,893	2,697,790
			80,063,621	61,801,424
Single Family Loans — 0.1%
Merchants Bank, 2 loans, Vermont, 11.54%, 10/10/16	12/18/92	45,464	45,838	46,046
PHH U.S. Mortgage, 2 loans, California & Delaware, 6.57%, 3/16/20	12/30/92	141,983	138,165	146,242
			184,003	192,288
Total Whole Loans			160,702,161	134,531,451
Corporate Notes °° ¶ — 12.9%
Fixed Rate — 12.9%
Sarofim South and Bland, 7.00%, 1/1/12	12/21/07	8,511,612	8,511,612	8,511,612
Stratus Properties II, 8.75%, 12/31/11	6/14/01	5,000,000	5,000,000	5,000,000
Stratus Properties III, 8.75%, 12/31/13	12/12/06	8,000,000	8,000,000	8,160,000
Total Corporate Notes			21,511,612	21,671,612

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds | 2011 Semiannual Report

Schedule of Investments | February 28, 2011 (unaudited)

American Strategic Income Portfolio II (BSP)

DESCRIPTION	PAR/ SHARES	COST	FAIR VALUE ¶

U.S. Government Agency Mortgage-Backed Securities a — 10.2%
Fixed Rate — 10.2%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231	$1,401,176	$1,425,263	$1,512,485
9.00%, 7/1/30, #C40149	101,402	103,487	116,721
5.00%, 5/1/39, #G05430	2,724,285	2,793,712	2,853,202
Federal National Mortgage Association,
6.00%, 10/1/16, #607030	88,315	88,558	96,614
5.50%, 6/1/17, #648508	136,549	136,915	147,738
5.00%, 9/1/17, #254486	201,525	201,817	216,092
5.00%, 11/1/17, #657356	353,129	354,159	378,655
6.50%, 6/1/29, #252497	568,625	565,683	644,120
7.50%, 5/1/30, #535289	79,596	77,528	92,132
8.00%, 5/1/30, #538266	25,777	25,525	30,061
8.00%, 6/1/30, #253347	97,001	96,051	113,121
5.00%, 11/1/33, #725027	6,559,776	6,700,219	6,934,766
5.00%, 7/1/39, #935588	3,762,623	3,839,393	3,944,203
Total U.S. Government Agency Mortgage-Backed Securities		16,408,310	17,079,910
Commercial Mortgage-Backed Securities ¶ r — 17.6%
Other — 17.6%
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45 a	8,060,000	5,251,477	8,296,504
Bear Stearns Commercial Mortgage Securities, 5.47%, 1/12/45, Series 2007-T26, Class A4 a	10,000,000	8,493,428	10,765,126
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.89%, 12/10/49 b	3,625,000	2,978,870	3,928,841
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.89%, 11/15/44, Series 2007-CD5, Class A4 b	5,950,000	5,447,603	6,456,275
Total Commercial Mortgage-Backed Securities		22,171,378	29,446,746
Preferred Stocks — 20.6%
Real Estate Investment Trusts — 20.6%
AMB Property, Series L	57,100	1,100,225	1,398,950
AMB Property, Series M	14,360	367,561	345,789
AMB Property, Series O	13,459	336,475	332,269
BRE Properties, Series C	54,000	1,072,980	1,314,565
BRE Properties, Series D	7,450	148,032	182,991
Developers Diversified Realty, Series H	6,600	135,300	156,957
Developers Diversified Realty, Series I	6,050	126,143	145,200
Duke Realty, Series J	38,000	893,000	887,064
Duke Realty, Series L	74,260	1,529,361	1,739,169
Duke Realty, Series M	83,200	1,704,000	2,069,600
Equity Residential Properties, Series K	30,000	1,680,000	1,579,689
Equity Residential Properties, Series N b	118,000	2,244,300	2,972,125
Kimco Realty, Series F b	137,700	3,241,375	3,412,385
Kimco Realty, Series G b	59,300	1,470,301	1,529,940
ProLogis Trust, Series F	48,120	1,149,478	1,145,208
ProLogis Trust, Series G	11,700	245,700	280,671
PS Business Parks, Series H b	37,600	752,000	936,992
PS Business Parks, Series I b	13,200	259,644	321,750
PS Business Parks, Series M b	37,600	774,560	949,400
PS Business Parks, Series O	100,000	2,415,000	2,525,000
PS Business Parks, Series P b	11,650	223,330	280,881
Public Storage, Series A b	40,000	977,346	982,800

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds | 2011 Semiannual Report

American Strategic Income Portfolio II (BSP)

DESCRIPTION	SHARES	COST	FAIR VALUE ¶

Public Storage, Series E b	13,200	$264,000	$331,188
Public Storage, Series F	38,000	900,600	934,002
Public Storage, Series I b	37,600	817,800	955,277
Public Storage, Series K b	24,850	540,487	630,917
Public Storage, Series W	38,000	906,300	938,220
Realty Income, Series D b	90,000	2,281,500	2,312,100
Realty Income, Series E b	37,600	812,160	936,477
Regency Centers, Series C b	37,600	812,912	940,000
Regency Centers, Series E b	39,200	791,840	943,113
Total Preferred Stocks		30,973,710	34,410,689
Total Unaffiliated Investments		251,767,171	237,140,408
Short-Term Investment — 2.0%
First American Prime Obligations Fund, Class Z, 0.06% W	3,291,560	3,291,560	3,291,560
Total Investments ▲ — 143.7%		$255,058,731	$240,431,968
Other Assets and Liabilities, Net — (43.7)%			(73,164,290)
Total Net Assets — 100.0%			$167,267,678

¶  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

°°  Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2011, the total fair value of these securities was $156,203,063 or 93.4% of total net assets. See note 2 in Notes to Financial Statements.

p  Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 28, 2011. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of February 28, 2011. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

b  Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company ("MMLIC"). On February 28, 2011, securities valued at $103,840,405 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$45,100,000	5.00%	$6,266
700,000	5.00%	97
$45,800,000		$6,363

*  Interest rate as of February 28, 2011. Rate is based on the London Interbank Offered Rate ("LIBOR") plus 2.625% subject to a "floor" interest rate of 5.00% and reset monthly.

Description of collateral:

Whole Loans

  5555 East Van Buren I, Phoenix, AZ, 5.68%, 7/1/11, $6,104,020 par
5555 East Van Buren II, Phoenix, AZ, 7.13%, 7/1/11, $1,435,426 par
American Mini-Storage, Memphis, TN, 6.80%, 12/1/11, $2,997,029 par
Bigelow Office Building, Las Vegas, NV, 6.38%, 4/1/17, $1,078,630 par
Carolina Square Apartments, Tallahassee, FL, 6.63%, 8/1/12, $7,875,000 par
Chardonnay Apartments, Tulsa, OK, 6.40%, 7/1/13, $3,749,220 par
Hickman Road, Clive, IA, 6.78%, 1/1/13, $5,500,000 par
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13, $1,427,714 par
Oyster Point Office Park, Newport News, VA, 5.43%, 2/1/13, $11,831,854 par
PennMont Office Plaza, Albuquerque, NM, 6.63%, 4/1/11, $1,408,055 par
Perkins – Blaine, Blaine, MN, 6.63%, 1/1/17, $1,766,186 par

First American Mortgage Funds | 2011 Semiannual Report

Schedule of Investments | February 28, 2011 (unaudited)

American Strategic Income Portfolio II (BSP)

Redwood Dental Building, Taylorsville, UT, 7.40%, 7/1/12, $2,321,346 par
Robberson Auto Dealerships, Bend and Prineville, OR, 6.40%, 4/1/17, $6,913,781 par
Station Square, Pompano Beach, FL, 6.33%, 2/1/14, $12,000,000 par
Summit Chase Apartments I, Coral Springs, FL, 6.43%, 4/1/12, $9,500,000 par
Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14, $1,245,682 par

Commercial Mortgage-Backed Securities

  Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.89%, 12/10/49, $3,625,000 par
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44, $5,950,000 par

Preferred Stocks

  Equity Residential Properties, Series N, 118,000 shares
Kimco Realty, Series F, 78,000 shares
Kimco Realty, Series G, 20,800 shares
PS Business Parks, Series H, 37,600 shares
PS Business Parks, Series I, 13,200 shares
PS Business Parks, Series M, 37,600 shares
PS Business Parks, Series P, 11,650 shares
Public Storage, Series A, 40,000 shares
Public Storage, Series E, 13,200 shares
Public Storage, Series I, 37,600 shares
Public Storage, Series K, 24,850 shares
Realty Income, Series D, 90,000 shares
Realty Income, Series E, 37,600 shares
Regency Centers, Series C, 37,600 shares
Regency Centers, Series E, 39,200 shares

The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $45,100,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $12,900,000. Loans made under the loan agreement are secured by whole loans in the fund's portfolio and bear interest at the one-month LIBOR plus 2.625% with a "floor" interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund's revolving loan commitment.

¶  Interest Only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 28, 2011.

◆  Loan is currently in default with regards to scheduled interest and/or principal payments.

  Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

R  Participating Loan – A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

S  The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.

a  Securities pledged as collateral for outstanding reverse repurchase agreements. On February 28, 2011, securities valued at $36,141,540 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$15,968,796	2/10/11	0.30%	3/10/11	$2,528	(1)
6,944,000	1/12/11	1.30%	4/12/11	12,065	(2)
5,347,000	1/12/11	1.30%	4/12/11	9,291	(3)
$28,259,796				$23,884

*  Interest rate as of February 28, 2011. Rate is based on the LIBOR plus a spread and reset monthly.

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds | 2011 Semiannual Report

American Strategic Income Portfolio II (BSP)

Name of broker and description of collateral:

(1)  Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $1,401,176 par
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $101,402 par
Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $2,724,285 par
Federal National Mortgage Association, 6.00%, 10/1/16, $88,315 par
Federal National Mortgage Association, 5.50%, 6/1/17, $136,549 par
Federal National Mortgage Association, 5.00%, 9/1/17, $201,525 par
Federal National Mortgage Association, 5.00%, 11/1/17, $353,129 par
Federal National Mortgage Association, 6.50%, 6/1/29, $568,625 par
Federal National Mortgage Association, 7.50%, 5/1/30, $79,596 par
Federal National Mortgage Association, 8.00%, 5/1/30, $25,777 par
Federal National Mortgage Association, 8.00%, 6/1/30, $97,001 par
Federal National Mortgage Association, 5.00%, 11/1/33, $6,559,776 par
Federal National Mortgage Association, 5.00%, 7/1/39, $3,762,623 par

(2)  JP Morgan:
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45, $8,060,000 par

(3)  JP Morgan:
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, 5.47%, 1/12/45, $10,000,000 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

The fund has entered into a lending commitment with JP Morgan. The monthly agreement permits the fund to enter into reverse repurchase agreements using Commercial Mortgage-Backed Securities as collateral.

r  Variable Rate Security – The rate shown is the net coupon rate in effect as of February 28, 2011.

W  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of February 28, 2011. See note 3 in Notes to Financial Statements.

▲  On February 28, 2011, the cost of investments for federal income tax purposes was approximately $255,058,731. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$12,721,268
Gross unrealized depreciation	(27,348,031)
Net unrealized depreciation	$(14,626,763)

First American Mortgage Funds | 2011 Semiannual Report

Schedule of Investments | February 28, 2011 (unaudited)

American Strategic Income Portfolio III (CSP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets)
Whole Loans °° p — 87.4%
Commercial Loans — 57.2%
150 North Pantano I, Tucson, AZ, 5.90%, 2/1/10 ¶ ◆	1/4/05	$3,525,000	$3,525,000	$2,452,540
150 North Pantano II, Tucson, AZ, 14.88%, 2/1/10 ¶ ◆	1/4/05	440,000	440,259	211,088
8324 East Hartford Drive I, Scottsdale, AZ, 4.90%, 5/1/20 ¶	4/8/04	3,220,015	3,369,044	3,220,015
Academy Spectrum, Colorado Springs, CO, 7.73%, 5/1/09 ◆	12/18/02	4,959,112	5,088,109	2,747,348
Allegiance Health, Jackson, MI, 5.88%, 1/1/21 b	12/28/10	8,492,862	8,492,862	8,674,677
Alliant University, Fresno, CA, 7.15%, 8/1/11 b	7/12/06	2,736,867	2,736,867	2,736,867
Apple Blossom Convenience Center, Winchester, VA, 6.58%, 8/1/12 b ¶	7/9/07	2,150,000	2,150,000	2,193,000
Biltmore Lakes Corporate Center, Phoenix, AZ, 6.00%, 9/1/14 b	8/2/04	2,812,219	2,812,219	2,812,219
Carrier 360 I, Grand Prairie, TX, 4.90%, 7/1/11 b	6/28/04	3,104,381	3,104,381	3,104,381
Carrier 360 II, Grand Prairie, TX, 4.88%, 7/1/11	12/16/05	324,286	324,286	324,286
Fairview Business Park, Salem, OR, 7.33%, 8/1/11 ◆	7/14/06	7,337,228	7,362,374	4,064,824
First Colony Marketplace, Sugar Land, TX, 6.43%, 6/1/11 b ¶	8/15/07	10,600,000	10,600,000	10,600,000
France Avenue Business Park II, Brooklyn Center, MN, 7.40%, 10/1/12 b	9/12/02	4,184,865	4,184,865	4,268,563
France Avenue Business Park II (second), Brooklyn Center, MN, 7.38%, 10/1/12 ¶	1/17/08	600,000	600,000	612,000
Jilly's American Grill, Scottsdale, AZ, 6.88%, 9/1/11 b ¶	8/19/05	1,810,000	1,810,000	1,810,000
La Cholla Plaza I, Tucson, AZ, 3.44%, 8/1/09 b ¶ r	7/26/06	11,135,604	11,135,604	10,917,769
La Cholla Plaza II, Tucson, AZ, 14.88%, 8/1/09 ¶ ◆	7/26/06	1,389,396	1,389,396	673,782
NCH Commercial Pool I, Tucson, AZ, 11.93%, 4/1/10 ¶ ◆	3/27/07	5,500,000	5,500,000	47,190
NCH Commercial Pool II, Phoenix, AZ, 11.93%, 1/1/11 ¶ ◆	12/4/07	14,000,000	14,024,837	7,756,000
Noah's Ark Self Storage, San Antonio, TX, 6.48%, 9/1/11 ¶ ◆	8/24/07	2,350,000	2,350,000	2,224,719
North Austin Business Center, Austin, TX, 5.65%, 11/1/11 b	10/29/04	3,657,983	3,657,983	3,657,983
Outlets at Casa Grande I, Casa Grande, AZ, 6.93%, 3/1/11 ¶ ◆	2/27/06	7,300,000	7,534,192	4,044,200
Outlets at Casa Grande II, Casa Grande, AZ, 6.90%, 3/1/11 ¶ ◆	4/11/07	3,500,000	3,500,199	1,939,000
Paradise Boulevard, Albuquerque, NM, 6.50%, 4/1/17 b ¶	3/26/07	4,600,000	4,600,000	4,830,000
RealtiCorp Fund III, Orlando/Crystal River, FL, 6.93%, 7/1/11 ¶	2/28/06	3,372,755	3,372,755	3,372,755
Silver Star Storage, Austin, TX, 6.40%, 4/1/11 ¶ ◆	3/25/08	4,084,444	4,084,444	3,531,814
Spa Atlantis, Pompano Beach, FL, 6.43%, 8/1/14 ¶	9/30/05	11,000,000	11,000,000	11,000,000
Tatum Ranch Center, Phoenix, AZ, 6.15%, 10/1/15 b	8/25/04	3,204,207	3,204,207	3,236,249
			131,953,883	107,063,269
Multifamily Loans — 30.2%
Avalon Hills I, Omaha, NE, 6.93%, 3/1/12 b ¶	3/1/07	10,720,000	10,720,000	10,720,000
Avalon Hills II, Omaha, NE, 9.88%, 3/1/12 ¶ R S	3/1/07	2,448,800	2,448,800	1,792,130
Chateau Club Apartments I, Athens, GA, 6.43%, 12/1/12 ¶	12/20/07	6,000,000	6,000,000	5,356,752
Chateau Club Apartments II, Athens, GA, 6.88%, 12/1/12 ¶ R S	12/20/07	2,991,624	2,991,624	1,664,073
Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13 b	8/29/03	2,377,550	2,377,550	2,496,427
Courtyards at Mesquite I, Mesquite, TX, 6.53%, 11/1/09 ◆	10/14/05	7,389,373	7,389,373	4,093,713
Courtyards at Mesquite II, Mesquite, TX, 7.90%, 11/1/09 ¶ R S	10/14/05	2,850,000	2,850,000	1,469,081
El Dorado Apartments I, Tucson, AZ, 7.15%, 9/1/12 b	8/26/04	2,466,458	2,467,405	2,515,787
El Dorado Apartments II, Tucson, AZ, 7.13%, 9/1/12	8/26/04	484,033	484,033	463,867
Geneva Village Apartments I, West Jordan, UT, 7.00%, 1/1/14 b	12/24/03	1,030,022	1,030,022	1,050,623
Geneva Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	22,839	22,839	22,224
Good Haven Apartments I, Dallas, TX, 5.43%, 9/1/07 ¶ ◆ r	8/24/04	6,737,000	6,737,000	3,732,298
Good Haven Apartments II, Dallas, TX, 14.88%, 9/1/07 ¶ ◆	8/24/04	842,000	842,000	202,545
Good Haven Apartments III, Dallas, TX, 14.88%, 5/1/09 ¶ ◆	7/3/08	694,096	694,096	138,083
Meadowview Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	747,596	747,596	762,548
Meadowview Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	22,839	22,839	22,224
Montevista Apartments, Fort Worth, TX, 7.43%, 9/1/12 ¶ R	8/30/07	7,308,000	7,308,000	5,272,152
NCH Multifamily Pool, Oklahoma City, OK, 11.93%, 11/1/09 ¶ ◆	10/17/06	4,993,450	4,993,450	44,072
Parkway Village Apartments I, West Jordan, UT, 7.00%, 1/1/14	12/24/03	704,130	704,130	718,212
Parkway Village Apartments II, West Jordan, UT, 9.88%, 1/1/13	12/24/03	22,839	22,839	22,122
Plantation Pines I, Tyler, TX, 6.59%, 2/1/10 b ¶	1/17/07	3,328,000	3,328,000	3,328,000
Plantation Pines II, Tyler, TX, 10.57%, 2/1/10 ¶ ◆	1/17/07	416,000	416,000	224,566

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds | 2011 Semiannual Report

American Strategic Income Portfolio III (CSP)

DESCRIPTION	DATE ACQUIRED	PAR/ SHARES	COST	FAIR VALUE ¶

RiverPark Land Lot III, Oxnard, CA, 6.90%, 3/1/12 ¶	10/9/07	$3,650,000	$3,650,000	$3,222,012
Villas of Woodgate, Lansing, MI, 6.40%, 2/1/12 b	2/1/07	3,484,851	3,484,851	3,297,787
Whispering Oaks I, Little Rock, AR, 6.93%, 2/1/12 ¶ ◆	1/10/07	5,800,000	5,831,627	3,213,200
Whispering Oaks II, Little Rock, AR, 9.88%, 2/1/12 ¶ R S	1/10/07	2,636,000	2,636,000	671,242
			80,200,074	56,515,740
Total Whole Loans			212,153,957	163,579,009
Corporate Notes °° ¶ — 11.3%
Fixed Rate — 11.3%
Sarofim Brookhaven, 7.00%, 1/1/12	12/21/07	10,040,375	10,040,375	10,040,375
Stratus Properties IV, 8.75%, 12/31/13	12/1/06	7,000,000	7,000,000	7,140,000
Stratus Properties VI, 8.75%, 12/31/11	6/1/07	4,000,000	4,000,000	4,000,000
Total Corporate Notes			21,040,375	21,180,375
Private Mortgage-Backed Security °° V — 0.0%
Fixed Rate — 0.0%
First Gibraltar, Series 1992-MM, Class B, 6.06%, 10/25/21	7/30/93	62,024	41,796	—
U.S. Government Agency Mortgage-Backed Securities a — 12.1%
Fixed Rate — 12.1%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		1,401,176	1,425,263	1,512,485
9.00%, 7/1/30, #C40149		141,962	144,881	163,409
5.00%, 5/1/39, #G05430		3,741,789	3,837,147	3,918,856
Federal National Mortgage Association,
6.00%, 10/1/16, #607030		88,315	88,558	96,614
5.50%, 2/1/17, #623874		165,866	165,659	179,250
5.50%, 6/1/17, #648508		136,549	136,916	147,738
5.00%, 9/1/17, #254486		201,525	201,818	216,092
5.00%, 11/1/17, #657356		353,129	354,159	378,654
6.50%, 6/1/29, #252497		398,037	395,978	450,884
7.50%, 5/1/30, #535289		79,596	77,528	92,132
8.00%, 5/1/30, #538266		25,777	25,525	30,061
8.00%, 6/1/30, #253347		87,302	86,446	101,809
5.00%, 12/1/35, #995317		5,675,912	5,845,574	6,000,376
5.00%, 7/1/39, #AA9716		7,046,066	7,235,578	7,386,102
5.00%, 7/1/39, #935512		1,934,265	1,971,682	2,027,611
Total U.S. Government Agency Mortgage-Backed Securities			21,992,712	22,702,073
Commercial Mortgage-Backed Securities ¶ r — 6.9%
Other — 6.9%
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45 a		6,400,000	4,169,907	6,587,794
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.89%, 11/15/44, Series 2007-CD5, Class A4 b		3,600,000	3,377,203	3,906,318
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.10%, 4/15/41 b		2,250,000	1,552,825	2,494,212
Total Commercial Mortgage-Backed Securities			9,099,935	12,988,324
Preferred Stocks — 22.8%
Real Estate Investment Trusts — 22.8%
AMB Property, Series L		161,320	3,718,236	3,952,340
AMB Property, Series M		39,474	905,625	950,534
AMB Property, Series O		9,613	240,325	237,321

First American Mortgage Funds | 2011 Semiannual Report

Schedule of Investments | February 28, 2011 (unaudited)

American Strategic Income Portfolio III (CSP)

DESCRIPTION	SHARES	COST	FAIR VALUE ¶

AMB Property, Series P	21,200	$429,300	$534,028
BRE Properties, Series C	8,300	164,921	202,054
BRE Properties, Series D	5,250	104,317	128,953
Developers Diversified Realty, Series G	1,000	17,250	24,906
Duke Realty, Series J	56,556	1,203,278	1,320,232
Equity Residential Properties, Series N b	62,700	1,497,705	1,579,256
Kimco Realty, Series F b	163,000	3,797,000	4,039,352
Kimco Realty, Series G b	114,700	2,796,559	2,959,260
ProLogis Trust, Series G	8,300	174,300	199,109
PS Business Parks, Series H b	26,520	530,400	660,878
PS Business Parks, Series I b	94,300	1,634,731	2,298,563
PS Business Parks, Series M b	26,520	546,312	669,630
PS Business Parks, Series O b	100,000	2,050,000	2,525,000
PS Business Parks, Series P b	8,200	157,194	197,702
Public Storage, Series A b	38,000	921,909	933,660
Public Storage, Series C b	30,000	626,100	749,670
Public Storage, Series E b	9,300	186,000	233,337
Public Storage, Series H b	40,000	876,000	1,010,000
Public Storage, Series I b	26,520	576,810	673,775
Public Storage, Series K b	17,550	381,712	445,577
Public Storage, Series L b	20,000	430,000	502,200
Public Storage, Series X b	74,000	1,786,319	1,818,106
Public Storage, Series Z b	30,000	746,643	741,564
Realty Income, Series D b	97,500	2,474,125	2,504,775
Realty Income, Series E b	26,520	572,832	660,515
Vornado Realty Trust, Series E b	7,400	186,598	186,480
Vornado Realty Trust, Series F b	7,800	164,970	188,760
Vornado Realty Trust, Series H b	163,000	2,771,000	3,960,737
Weingarten Realty Investors, Series D	95,170	2,112,774	2,350,699
Weingarten Realty Investors, Series F	131,000	2,907,400	3,217,229
Total Preferred Stocks		37,688,645	42,656,202
Total Unaffiliated Investments		302,017,420	263,105,983
Real Estate Owned °° ● — 1.2%
Memphis Medical Building, Memphis, TN		3,814,929	2,354,500
Short-Term Investment — 1.1%
First American Prime Obligations Fund, Class Z, 0.06% W	1,985,591	1,985,591	1,985,591
Total Investments ▲ — 142.8%		$307,817,940	$267,446,074
Other Assets and Liabilities, Net — (42.8)%			(80,206,041)
Total Net Assets — 100.0%			$187,240,033

¶  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

°°  Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2011, the total fair value of these securities was $187,113,884 or 99.9% of total net assets. See note 2 in Notes to Financial Statements.

p  Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 28, 2011. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds | 2011 Semiannual Report

American Strategic Income Portfolio III (CSP)

b  Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company ("MMLIC"). On February 28, 2011, securities valued at $116,879,909 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$54,400,000	5.00%	$7,556

*  Interest rate as of February 28, 2011. Rate is based on the London Interbank Offered Rate ("LIBOR") plus 2.625% subject to a "floor" interest rate of 5.00% and reset monthly.

Description of collateral:

Whole Loans

  Allegiance Health, Jackson, MI, 5.88%, 1/1/21, $8,492,862 par
Alliant University, Fresno, CA, 7.15%, 8/1/11, $2,736,867 par
Apple Blossom Convenience Center, Winchester, VA, 6.58%, 8/1/12, $2,150,000 par
Avalon Hills I, Omaha, NE, 6.93%, 3/1/12, $10,720,000 par
Biltmore Lakes Corporate Center, Phoenix, AZ, 6.00%, 9/1/14, $2,812,219 par
Carrier 360 I, Grand Prairie, TX, 4.90%, 7/1/11, $3,104,381 par
Country Villa Apartments, West Lafayette, IN, 6.90%, 9/1/13, $2,377,550 par
El Dorado Apartments I, Tucson, AZ, 7.15%, 9/1/12, $2,466,458 par
First Colony Marketplace, Sugar Land, TX, 6.43%, 6/1/11, $10,600,000 par
France Avenue Business Park II, Brooklyn Center, MN, 7.40%, 10/1/12, $4,184,865 par
Geneva Village Apartments I, West Jordan, UT, 7.00%, 1/1/14, $1,030,022 par
Jilly's American Grill, Scottsdale, AZ, 6.88%, 9/1/11, $1,810,000 par
La Cholla Plaza I, Tucson, AZ, 3.44%, 8/1/09, $11,135,604 par
North Austin Business Center, Austin, TX, 5.65%, 11/1/11, $3,657,983 par
Paradise Boulevard, Albuquerque, NM, 6.50%, 4/1/17, $4,600,000 par
Plantation Pines I, Tyler, TX, 6.59%, 2/1/10, $3,328,000 par
Tatum Ranch Center, Phoenix, AZ, 6.15%, 10/1/15, $3,204,207 par
Villas of Woodgate, Lansing, MI, 6.40%, 2/1/12, $3,484,851 par

Commercial Mortgage-Backed Securities

  Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44, $3,600,000 par
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.10%, 4/15/41, $2,250,000 par

Preferred Stocks

  Equity Residential Properties, Series N, 10,700 shares
Kimco Realty, Series F, 163,000 shares
Kimco Realty, Series G, 114,700 shares
PS Business Parks, Series H, 26,520 shares
PS Business Parks, Series I, 94,300 shares
PS Business Parks, Series M, 26,520 shares
PS Business Parks, Series O, 100,000 shares
PS Business Parks, Series P, 8,200 shares
Public Storage, Series A, 38,000 shares
Public Storage, Series C, 30,000 shares
Public Storage, Series E, 9,300 shares
Public Storage, Series H, 40,000 shares
Public Storage, Series I, 26,520 shares
Public Storage, Series K, 17,550 shares
Public Storage, Series L, 20,000 shares
Public Storage, Series X, 74,000 shares
Public Storage, Series Z, 30,000 shares
Realty Income, Series D, 97,500 shares
Realty Income, Series E, 26,520 shares
Vornado Realty Trust, Series E, 7,400 shares
Vornado Realty Trust, Series F, 7,800 shares
Vornado Realty Trust, Series H, 163,000 shares

The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $54,400,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $15,600,000. Loans made under the loan agreement are secured by whole loans in the fund's portfolio and bear interest at the one-month LIBOR plus 2.625% with a "floor" interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund's revolving loan commitment.

First American Mortgage Funds | 2011 Semiannual Report

Schedule of Investments | February 28, 2011 (unaudited)

American Strategic Income Portfolio III (CSP)

¶  Interest Only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 28, 2011.

  Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

◆  Loan is currently in default with regards to scheduled interest and/or principal payments.

r  Variable Rate Security – The rate shown is the net coupon rate in effect as of February 28, 2011.

R  Participating Loan – A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

S  The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.

V  Non-Income Producing Security.

a  Securities pledged as collateral for outstanding reverse repurchase agreements. On February 28, 2011, securities valued at $29,119,712 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$21,257,677	2/10/11	0.30%	3/10/11	$3,367	(1)
5,514,000	1/12/11	1.30%	4/12/11	9,580	(2)
$26,771,677				$12,947

*  Interest rate as of February 28, 2011. Rate is based on the LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)  Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $1,243,543 par
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $141,962 par
Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $3,741,789 par
Federal National Mortgage Association, 6.00%, 10/1/16, $88,315 par
Federal National Mortgage Association, 5.50%, 2/1/17, $165,866 par
Federal National Mortgage Association, 5.50%, 6/1/17, $136,549 par
Federal National Mortgage Association, 5.00%, 9/1/17, $201,525 par
Federal National Mortgage Association, 5.00%, 11/1/17, $353,129 par
Federal National Mortgage Association, 6.50%, 6/1/29, $398,037 par
Federal National Mortgage Association, 7.50%, 5/1/30, $79,596 par
Federal National Mortgage Association, 8.00%, 5/1/30, $25,777 par
Federal National Mortgage Association, 8.00%, 6/1/30, $87,302 par
Federal National Mortgage Association, 5.00%, 12/1/35, $5,675,912 par
Federal National Mortgage Association, 5.00%, 7/1/39, $7,046,660 par
Federal National Mortgage Association, 5.00%, 7/1/39, $1,934,265 par

(2)  JP Morgan:
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45, $6,400,000 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

The fund has entered into a lending commitment with JP Morgan. The monthly agreement permits the fund to enter into reverse repurchase agreements using Commercial Mortgage-Backed Securities as collateral.

●  Real Estate Owned. See note 2 in Notes to Financial Statements.

W  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of February 28, 2011. See note 3 in Notes to Financial Statements.

▲  On February 28, 2011, the cost of investments for federal income tax purposes was approximately $307,817,940. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$10,512,957
Gross unrealized depreciation	(50,884,823)
Net unrealized depreciation	$(40,371,866)

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds | 2011 Semiannual Report

Schedule of Investments | February 28, 2011 (unaudited)

American Select Portfolio (SLA)

DESCRIPTION	DATE ACQUIRED	PAR	COST	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets)
Whole Loans °° p — 74.1%
Commercial Loans — 53.8%
12000 Aerospace, Clear Lake, TX, 7.18%, 1/1/15 b	12/22/04	$4,939,362	$4,939,362	$4,939,362
ABC Conoco, Aspen, CO, 6.65%, 11/1/11 b	10/31/06	3,809,551	3,809,551	3,667,237
Clear Lake Central I, Webster, TX, 6.63%, 8/1/11 b	7/27/06	6,918,703	6,918,703	6,918,703
Gallery Row, Tucson, AZ, 11.88%, 10/1/11 ¶ ◆	9/7/06	500,000	500,208	253,885
George Gee Hummer, Liberty Lake, WA, 6.20%, 1/1/14 b ¶	6/30/05	2,125,000	2,125,000	1,918,871
George Gee Pontiac I, Liberty Lake, WA, 6.23%, 1/1/14 b ¶	6/30/05	4,675,000	4,675,000	4,224,559
George Gee Pontiac II, Liberty Lake, WA, 6.20%, 1/1/14 ¶	9/14/06	750,000	750,000	677,249
George Gee Porsche, Liberty Lake, WA, 6.20%, 1/1/14 b ¶	9/14/06	2,500,000	2,500,000	2,257,495
Highland Park I, Scottsdale, AZ, 6.77%, 4/1/13 b	2/23/06	9,204,035	9,204,035	9,155,327
Highland Park II, Scottsdale, AZ, 11.88%, 4/1/13	2/23/06	1,183,784	1,183,784	1,010,104
Kolb Plaza I, Tucson, AZ, 6.50%, 8/1/10 ¶ ◆	7/18/07	3,520,000	3,520,000	1,999,818
Kolb Plaza II, Tucson, AZ, 9.88%, 8/1/10 ¶ ◆	7/18/07	440,000	440,000	177,592
Landmark Bank Center, Euless, TX, 5.85%, 5/1/12 ¶	7/1/04	3,242,424	3,242,424	3,242,424
Landmark Bank Center II, Euless, TX, 6.88%, 5/1/12 ¶	6/12/08	1,157,576	1,157,576	1,095,466
Landmark Bank Center III, Euless, TX, 8.88%, 9/1/15	6/8/10	1,446,828	1,446,828	1,429,402
Mandala Agency Building, Bend, OR, 6.38%, 6/1/17 b ¶	5/23/07	2,175,000	2,175,000	2,240,250
Northrop Grumman Campus I, Colorado Springs, CO, 5.68%, 12/1/18 b ¶ r	11/15/05	5,700,000	5,700,000	5,700,000
Northrop Grumman Campus II, Colorado Springs, CO, 6.38%, 12/1/14	11/15/05	481,832	481,832	431,935
RL Stowe Portfolio, Belmont, NC & Chattanooga, TN, 6.83%, 11/1/12 b	10/12/07	7,806,201	7,806,201	5,187,166
Superior Ford Dealership, Plymouth, MN, 6.43%, 7/1/17 b	6/28/07	4,933,325	4,933,325	5,179,991
Town Square #6, Olympia, WA, 7.40%, 9/1/12 b	8/2/02	3,494,411	3,494,411	3,564,300
Victory Packaging, Phoenix, AZ, 8.50%, 1/1/12 b	12/20/01	2,245,148	2,245,148	2,267,599
			73,248,388	67,538,735
Multifamily Loans — 20.3%
Briarhill Apartments I, Eden Prairie, MN, 6.90%, 9/1/15 b	8/11/03	4,200,209	4,200,209	4,410,220
Briarhill Apartments II, Eden Prairie, MN, 6.88%, 9/1/15	8/11/03	310,924	310,924	326,470
Highland House Apartments, Dallas, TX, 6.65%, 10/1/13 b	9/10/07	2,689,519	2,689,519	2,689,519
Keystone Crossings, Springdale, AZ, 8.15%, 7/1/10 ¶ R S	6/27/07	4,875,000	4,875,000	2,550,605
NCH Multifamily Pool II, Oklahoma City, OK, 11.93%, 10/1/10 ¶ ◆	10/1/07	5,400,000	5,409,659	2,991,600
Revere Apartments, Revere, MA, 6.28%, 3/1/12 b	3/8/07	1,616,553	1,616,553	1,411,657
RP Urban Partners Lot 12, Oxnard, CA, 6.90%, 3/1/12 ¶	2/23/05	2,500,000	2,500,000	2,206,857
RP Urban Partners Lot 17, Oxnard, CA, 6.90%, 3/1/12 ¶	3/1/10	2,500,000	2,500,000	2,206,857
Sheridan Pond Apartments, Tulsa, OK, 6.43%, 7/1/13 b	6/5/03	6,504,670	6,504,670	6,634,763
			30,606,534	25,428,548
Total Whole Loans			103,854,922	92,967,283
Corporate Notes °° ¶ — 13.4%
Fixed Rate — 13.4%
Sarofim Northwest, 7.00%, 1/1/12	12/21/07	8,181,250	8,181,250	8,181,250
Stratus Properties I, 8.75%, 12/31/14	12/28/00	5,000,000	5,000,000	5,150,000
Stratus Properties VII, 8.75%, 12/31/12	6/1/07	3,500,000	3,500,000	3,535,000
Total Corporate Notes			16,681,250	16,866,250
U.S. Government Agency Mortgage-Backed Securities a — 9.2%
Fixed Rate — 9.2%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		788,161	801,709	850,773
7.50%, 12/1/29, #C00896		153,350	151,141	177,085
5.00%, 5/1/39, #G05430		1,870,895	1,918,573	1,959,428

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds | 2011 Semiannual Report

Schedule of Investments | February 28, 2011 (unaudited)

American Select Portfolio (SLA)

DESCRIPTION	DATE ACQUIRED	PAR/ SHARES	COST	FAIR VALUE ¶

Federal National Mortgage Association,
5.00%, 11/1/17, #657356		$353,129	$354,159	$378,654
6.50%, 6/1/29, #252497		511,762	509,115	579,708
7.50%, 5/1/30, #535289		44,220	43,071	51,185
8.00%, 5/1/30, #538266		14,321	14,180	16,700
5.00%, 11/1/33, #725027		2,419,450	2,471,250	2,557,758
5.00%, 7/1/39, #935588		2,186,824	2,231,442	2,292,357
4.50%, 3/1/40, #932669		2,650,625	2,676,472	2,705,117
Total U.S. Government Agency Mortgage-Backed Securities			11,171,112	11,568,765
Commercial Mortgage-Backed Securities — 17.8%
Other — 17.8%
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45 r a		6,400,000	4,169,907	6,587,794
Bear Stearns Commercial Mortgage Securities,
5.72%, 9/11/38, Series 2006-PW12, Class A4 b r		2,100,000	1,544,187	2,311,469
5.74%, 9/11/42, Series 2007-T28, Class A4 b		1,456,221	1,038,076	1,585,946
5.69%, 6/11/50, Series 2007-PWR17, Class A4		3,315,000	2,965,620	3,589,056
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.89%, 11/15/44, Series 2007-CD5, Class A4 r		2,000,000	1,850,281	2,170,177
GS Mortgage Securities Corporation II, Series 2006-GG8, Class A4, 5.56%, 11/10/39 b		3,600,000	2,544,849	3,876,026
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.10%, 4/15/41 b r		2,000,000	1,411,449	2,217,077
Total Commercial Mortgage-Backed Securities			15,524,369	22,337,545
Preferred Stocks — 26.0%
Real Estate Investment Trusts — 26.0%
AMB Property, Series L		114,820	2,167,595	2,813,090
AMB Property, Series M		18,700	460,785	450,296
AMB Property, Series O		10,228	255,700	252,504
BRE Properties, Series C		117,550	2,583,959	2,861,614
BRE Properties, Series D		28,600	675,354	702,488
Developers Diversified Realty, Series H		23,820	488,310	566,471
Developers Diversified Realty, Series I		3,830	79,856	91,920
Duke Realty, Series L		17,270	330,202	404,463
Duke Realty, Series M		47,640	952,800	1,185,045
Duke Realty, Series O		40,000	944,000	1,070,800
Equity Residential Properties, Series K		18,000	991,800	947,813
Equity Residential Properties, Series N b		49,500	950,925	1,246,781
Kimco Realty, Series G b		136,000	3,386,944	3,508,800
ProLogis Trust, Series F		5,000	105,000	118,995
ProLogis Trust, Series G		7,400	155,400	177,519
PS Business Parks, Series H b		23,820	476,400	593,594
PS Business Parks, Series I b		8,400	165,228	204,750
PS Business Parks, Series M b		23,820	490,692	601,455
PS Business Parks, Series P b		7,400	141,858	178,414
Public Storage, Series E b		38,300	914,900	960,947
Public Storage, Series I b		23,820	518,085	605,178
Public Storage, Series K b		15,700	341,475	398,607
Realty Income, Series D b		60,000	1,521,000	1,541,400
Realty Income, Series E b		78,820	1,895,012	1,963,115
Regency Centers, Series C b		23,820	514,988	595,500
Regency Centers, Series E b		46,170	1,032,215	1,110,804
UDR, Series G		95,000	2,308,000	2,363,505
Vornado Realty Trust, Series H		68,000	1,547,000	1,652,332

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds | 2011 Semiannual Report

American Select Portfolio (SLA)

DESCRIPTION	SHARES	COST	FAIR VALUE ¶

Weingarten Realty Investors, Series E	130,000	$3,201,900	$3,230,500
Weingarten Realty Investors, Series D	9,000	207,000	222,300
Total Preferred Stocks		29,804,383	32,621,000
Total Unaffiliated Investments		177,036,036	176,360,843
Short-Term Investment — 1.5%
First American Prime Obligations Fund, Class Z, 0.06% W	1,921,117	1,921,117	1,921,117
Total Investments ▲ — 142.0%		$178,957,153	$178,281,960
Other Assets and Liabilities, Net — (42.0)%			(52,692,473)
Total Net Assets — 100.0%			$125,589,487

¶  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

°°  Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On February 28, 2011, the total fair value of these securities was $109,833,533 or 87.5% of total net assets. See note 2 in Notes to Financial Statements.

p  Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on February 28, 2011. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

b  Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company ("MMLIC"). On February 28, 2011, securities valued at $93,005,795 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$31,900,000	5.00%	$4,432
5,000,000	5.00%	694
$36,900,000		$5,126

*  Interest rate as of February 28, 2011. Rate is based on the London Interbank Offered Rate ("LIBOR") plus 2.625% subject to a "floor" interest rate of 5.00% and reset monthly.

Description of collateral:

Whole Loans

  12000 Aerospace, Clear Lake, TX, 7.18%, 1/1/15, $4,939,362 par
ABC Conoco, Aspen, CO, 6.65%, 11/1/11, $3,809,551 par
Briarhill Apartments I, Eden Prairie, MN, 6.90%, 9/1/15, $4,200,209 par
Clear Lake Central I, Webster, TX, 6.63%, 8/1/11, $6,918,703 par
George Gee Hummer, Liberty Lake, WA, 6.20%, 1/1/14, $2,125,000 par
George Gee Pontiac I, Liberty Lake, WA, 6.23%, 1/1/14, $4,675,000 par
George Gee Porsche, Liberty Lake, WA, 6.20%, 1/1/14, $2,500,000 par
Highland House Apartments, Dallas, TX, 6.65%, 10/1/13, $2,689,519 par
Highland Park I, Scottsdale, AZ, 6.77%, 4/1/13, $9,204,035 par
Mandala Agency Building, Bend, OR, 6.38%, 6/1/17, $2,175,000 par
Northrop Grumman Campus I, Colorado Springs, CO, 5.68%, 12/1/18, $5,700,000 par
Revere Apartments, Revere, MA, 6.28%, 3/1/12, $1,616,553 par
RL Stowe Portfolio, Belmont, NC & Chattanooga, TN, 6.83%, 11/1/12, $7,806,201 par
Sheridan Pond Apartments, Tulsa, OK, 6.43%, 7/1/13, $6,504,670 par
Superior Ford Dealership, Plymouth, MN, 6.43%, 7/1/17, $4,933,325 par
Town Square #6, Olympia, WA, 7.40%, 9/1/12, $3,494,411 par
Victory Packaging, Phoenix, AZ, 8.50%, 1/1/12, $2,245,148 par

Commercial Mortgage-Backed Securities

  Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4, 5.72%, 9/11/38, $2,100,000 par
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4, 5.74%, 9/11/42, $1,456,221 par
GS Mortgage Securities Corporation II, Series 2006-GG8, Class A4, 5.56%, 11/10/39, $3,600,000 par
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.10%, 4/15/41, $2,000,000 par

First American Mortgage Funds | 2011 Semiannual Report

Schedule of Investments | February 28, 2011 (unaudited)

American Select Portfolio (SLA)

Preferred Stocks

  Equity Residential Properties, Series N, 49,500 shares
Kimco Realty, Series G, 78,200 shares
PS Business Parks, Series H, 23,820 shares
PS Business Parks, Series I, 8,400 shares
PS Business Parks, Series M, 23,820 shares
PS Business Parks, Series P, 7,400 shares
Public Storage, Series E, 38,300 shares
Public Storage, Series I, 23,820 shares
Public Storage, Series K, 15,700 shares
Realty Income, Series D, 60,000 shares
Realty Income, Series E, 23,820 shares
Regency Centers, Series C, 23,820 shares
Regency Centers, Series E, 46,170 shares

The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $31,900,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $9,100,000. Loans made under the loan agreement are secured by whole loans in the fund's portfolio and bear interest at the one-month LIBOR plus 2.625% with a "floor" interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund's revolving loan commitment.

¶  Interest Only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of February 28, 2011.

◆  Loan is currently in default with regards to scheduled interest and/or principal payments.

  Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

r  Variable Rate Security – The rate shown is the net coupon rate in effect as of February 28, 2011.

R  Participating Loan – A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

S  The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.

a  Securities pledged as collateral for outstanding reverse repurchase agreements. On February 28, 2011, securities valued at $18,156,559 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$10,823,985	2/10/11	0.30%	3/10/11	$1,714	(1)
5,514,000	1/12/11	1.30%	4/12/11	9,581	(2)
$16,337,985				$11,295

*  Interest rate as of February 28, 2011. Rate is based on LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)  Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $788,161 par
Federal Home Loan Mortgage Corporation, 7.50%, 12/1/29, $153,350 par
Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $1,870,895 par
Federal National Mortgage Association, 5.00%, 11/1/17, $353,129 par
Federal National Mortgage Association, 6.50%, 6/1/29, $511,762 par
Federal National Mortgage Association, 7.50%, 5/1/30, $44,220 par
Federal National Mortgage Association, 8.00%, 5/1/30, $14,321 par
Federal National Mortgage Association, 5.00%, 11/1/33, $2,419,450 par
Federal National Mortgage Association, 5.00%, 7/1/39, $2,186,824 par
Federal National Mortgage Association, 4.50%, 3/1/40, $2,650,625 par

(2)  JP Morgan:
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45, $6,400,000 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds | 2011 Semiannual Report

American Select Portfolio (SLA)

The fund has entered into a lending commitment with JP Morgan. The monthly agreement permits the fund to enter into reverse repurchase agreements using Commercial Mortgage-Backed Securities as collateral.

W  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of February 28, 2011. See note 3 in Notes to Financial Statements.

▲  On February 28, 2011, the cost of investments for federal income tax purposes was approximately $178,957,153. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$11,030,023
Gross unrealized depreciation	(11,705,216)
Net unrealized depreciation	$(675,193)

First American Mortgage Funds | 2011 Semiannual Report

Statements of Assets and Liabilities | February 28, 2011 (unaudited)

	ASP	BSP	CSP	SLA
Assets:
Unaffiliated investments, at fair value (Cost: $65,322,332, $251,767,171, $302,017,420, $177,036,036) (note 2)	$70,970,922	$237,140,408	$263,105,983	$176,360,843
Affiliated money market fund, at fair value (Cost: $737,322, $3,291,560, $1,985,591, $1,921,117) (note 3)	737,322	3,291,560	1,985,591	1,921,117
Real estate owned, at fair value (Cost: $0, $0, $3,814,929, $0) (note 2)	—	—	2,354,500	—
Receivable for accrued dividends and interest	343,169	1,232,505	1,264,410	769,529
Prepaid expenses and other assets	42,074	116,705	164,577	109,220
Total assets	72,093,487	241,781,178	268,875,061	179,160,709
Liabilities:
Payable for investments purchased	12,809	46,367	23,418	7,124
Payable under loan agreement (note 2)	11,000,000	45,800,000	54,400,000	36,900,000
Payable for reverse repurchase agreements (note 2)	6,800,189	28,259,796	26,771,677	16,337,985
Bank overdraft	47,427	177,269	211,390	143,500
Payable for investment advisory fees (note 3)	19,659	59,730	61,855	47,939
Payable for administrative fees (note 3)	10,345	31,969	35,743	23,969
Payable for audit fees	28,995	33,068	28,890	28,995
Payable for legal fees	6,566	6,566	6,448	6,566
Payable for transfer agent fees	2,949	4,101	4,305	3,438
Payable for interest expense	2,605	30,247	20,503	16,421
Payable for other expenses	7,049	64,387	70,799	55,285
Total liabilities	17,938,593	74,513,500	81,635,028	53,571,222
Net assets applicable to outstanding capital stock	$54,154,894	$167,267,678	$187,240,033	$125,589,487
Composition of net assets:
Capital stock and additional paid-in capital	$50,853,793	$197,005,320	$253,072,340	$135,210,377
Distributions in excess of net investment income	(1,090,369)	(5,343,313)	(9,348,161)	(3,772,111)
Accumulated net realized loss on investments	(1,257,120)	(9,767,566)	(16,112,280)	(5,173,586)
Net unrealized appreciation (depreciation) of investments	5,648,590	(14,626,763)	(40,371,866)	(675,193)
Total–representing net assets applicable to capital stock	$54,154,894	$167,267,678	$187,240,033	$125,589,487
Net asset value and market price of capital stock:
Net assets applicable to capital stock	$54,154,894	$167,267,678	$187,240,033	$125,589,487
Shares outstanding (authorized 1 billion shares of each fund of $0.01 par value)	4,231,331	15,985,741	21,356,023	10,662,195
Net asset value per share	$12.80	$10.46	$8.77	$11.78
Market price per share	$11.48	$8.84	$7.66	$10.29

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds | 2011 Semiannual Report

Statements of Operations | For the six-month period ended February 28, 2011 (unaudited)

	ASP	BSP	CSP	SLA
Investment Income:
Interest from unaffiliated investments	$1,842,085	$5,965,253	$5,879,534	$4,810,685
Dividends from unaffiliated investments	516,662	1,124,980	1,714,731	1,023,508
Participating income from investments no longer held (note 2)	463	—	227,752	105,381
Dividends from affiliated money market fund	522	880	2,204	1,053
Net operating income (loss) from real estate owned (note 2)	—	—	(171,408)	—
Total investment income	2,359,732	7,091,113	7,652,813	5,940,627
Expenses (note 3):
Investment advisory fees	147,187	422,625	420,035	313,404
Interest expense	307,158	1,464,608	1,702,480	1,057,821
Administrative fees	68,355	209,477	232,830	156,702
Custodian fees	5,590	17,361	19,091	12,878
Mortgage servicing fees	18,803	54,015	59,953	43,644
Postage and printing fees	6,236	11,807	14,742	9,871
Transfer agent fees	7,901	9,205	9,492	8,474
Listing fees	11,778	12,477	12,513	11,778
Directors' fees	32,536	32,536	32,536	32,536
Legal fees	11,111	11,111	11,128	11,111
Audit fees	23,746	23,452	24,029	23,746
Insurance fees	6,924	6,814	6,982	6,888
Pricing fees	10,102	10,102	10,115	10,102
Other expenses	20,809	28,907	34,170	23,799
Total expenses	678,236	2,314,497	2,590,096	1,722,754
Less: Fee reimbursements (note 3)	(607)	(801)	(2,724)	(1,075)
Less: Indirect payments from custodian (note 3)	(4)	(13)	(25)	(9)
Total net expenses	677,625	2,313,683	2,587,347	1,721,670
Net investment income	1,682,107	4,777,430	5,065,466	4,218,957
Net realized and unrealized gains (losses) on investments (notes 2 and 4):
Net realized gain (loss) on investments	(7,190)	883,035	1,236,787	(1)
Net change in unrealized appreciation or depreciation of investments	(1,028,190)	(1,226,085)	(2,684,645)	(61,657)
Net loss on investments	(1,035,380)	(343,050)	(1,447,858)	(61,658)
Net increase in net assets resulting from operations	$646,727	$4,434,380	$3,617,608	$4,157,299

First American Mortgage Funds | 2011 Semiannual Report

Statements of Changes in Net Assets

	ASP		BSP
	Six-Month Period Ended 2/28/11 (unaudited)	Year Ended 8/31/10	Six-Month Period Ended 2/28/11 (unaudited)	Year Ended 8/31/10
Operations:
Net investment income	$1,682,107	$3,616,334	$4,777,430	$10,224,251
Net realized gain (loss) on investments	(7,190)	57,355	883,035	(849,267)
Net realized loss on real estate owned	—	—	—	(845,904)
Net change in unrealized appreciation or depreciation of investments	(1,028,190)	4,983,525	(1,226,085)	1,307,827
Net increase (decrease) in net assets resulting from operations	646,727	8,657,214	4,434,380	9,836,907
Distributions to shareholders (note 2):
From net investment income	(2,767,291)	(3,542,582)	(10,071,019)	(10,503,778)
From return of capital	—	(1,496,933)	—	(7,959,755)
Total distributions	(2,767,291)	(5,039,515)	(10,071,019)	(18,463,533)
Capital share transactions:
Net proceeds from sale of shares	—	—	—	893
Total increase (decrease) in net assets	(2,120,564)	3,617,699	(5,636,639)	(8,625,733)
Net assets at beginning of period	56,275,458	52,657,759	172,904,317	181,530,050
Net assets at end of period	$54,154,894	$56,275,458	$167,267,678	$172,904,317
Distributions in excess of net investment income	$(1,090,369)	$(5,185)	$(5,343,313)	$(49,724)

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds | 2011 Semiannual Report

	CSP		SLA
	Six-Month Period Ended 2/28/11 (unaudited)	Year Ended 8/31/10	Six-Month Period Ended 2/28/11 (unaudited)	Year Ended 8/31/10
Operations:
Net investment income	$5,065,466	$9,283,409	$4,218,957	$8,281,615
Net realized gain (loss) on investments	1,236,787	(159,853)	(1)	254,309
Net realized loss on real estate owned	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,684,645)	(18,469,834)	(61,657)	2,431,012
Net increase (decrease) in net assets resulting from operations	3,617,608	(9,346,278)	4,157,299	10,966,936
Distributions to shareholders (note 2):
From net investment income	(12,557,341)	(10,926,078)	(7,420,888)	(8,810,584)
From return of capital	—	(11,433,679)	—	(4,719,742)
Total distributions	(12,557,341)	(22,359,757)	(7,420,888)	(13,530,326)
Capital share transactions:
Net proceeds from sale of shares	—	—	—	—
Total increase (decrease) in net assets	(8,939,733)	(31,706,035)	(3,263,589)	(2,563,390)
Net assets at beginning of period	196,179,766	227,885,801	128,853,076	131,416,466
Net assets at end of period	$187,240,033	$196,179,766	$125,589,487	$128,853,076
Distributions in excess of net investment income	$(9,348,161)	$(1,856,286)	$(3,772,111)	$(570,180)

First American Mortgage Funds | 2011 Semiannual Report

Statements of Cash Flows | For the six-month period ended February 28, 2011 (unaudited)

	ASP	BSP	CSP	SLA
Cash flows from operating activities:
Net increase in net assets resulting from operations	$646,727	$4,434,380	$3,617,608	$4,157,299
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(4,082,513)	(3,092,200)	(18,972,198)	(4,640,000)
Proceeds from paydowns and sales of investments	3,325,451	13,656,684	27,672,584	8,469,948
Net purchases/sales of short-term investments	379,918	(2,258,036)	5,437,617	(625,634)
Net amortization/accretion of bond discount and premium	(48,815)	(73,727)	(35,793)	(78,995)
Net change in unrealized appreciation or depreciation of investments	1,028,190	1,226,085	2,684,645	61,657
Net realized gain (loss) on investments	7,190	(883,035)	(1,236,787)	1
Decrease in receivable for accrued interest and dividends	26,940	131,528	111,584	111,497
Decrease in prepaid expenses and other assets	12,704	118,867	151,912	55,042
Increase in accrued fees and expenses	22,230	65,114	14,892	12,274
Net cash provided by operating activities	1,318,022	13,325,660	19,446,064	7,523,089
Cash flows from financing activities:
Net payments from borrowings under loan agreement	—	—	—	1,900,000
Net proceeds (payments) from reverse repurchase agreements	1,500,189	(3,106,204)	(6,723,323)	(1,841,015)
Distributions paid to shareholders	(2,767,291)	(10,071,019)	(12,557,341)	(7,420,888)
Net cash used in financing activities	(1,267,102)	(13,177,223)	(19,280,664)	(7,361,903)
Net increase in cash	50,920	148,437	165,400	161,186
Bank overdraft at beginning of period	(98,347)	(325,706)	(376,790)	(304,686)
Bank overdraft at end of period	$(47,427)	$(177,269)	$(211,390)	$(143,500)
Supplemental disclosure of cash flow information: Cash paid for interest	$306,566	$1,451,438	$1,695,336	$1,051,193

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds | 2011 Semiannual Report

Financial Highlights

Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

ASP

	Six-Month Period Ended 2/28/11		Year Ended August 31,
	(unaudited)		2010	2009	2008	2007	2006
Per-Share Data
Net asset value, beginning of period	$13.30		$12.44	$11.72	$11.96	$12.07	$12.36
Operations:
Net investment income	0.40		0.85	0.81	0.80	0.80	0.82
Net realized and unrealized gains (losses) on investments	(0.25)		1.20	0.70	(0.26)	(0.07)	(0.37)
Total from operations	0.15		2.05	1.51	0.54	0.73	0.45
Distributions to shareholders:
From net investment income	(0.65)		(0.84)	(0.77)	(0.75)	(0.84)	(0.74)
From return of capital	—		(0.35)	(0.02)	(0.03)	—	—
Total distributions	(0.65)		(1.19)	(0.79)	(0.78)	(0.84)	(0.74)
Net asset value, end of period	$12.80		$13.30	$12.44	$11.72	$11.96	$12.07
Market value, end of period	$11.48		$13.00	$10.75	$9.75	$11.41	$10.94
Selected Information
Total return, net asset value [1]	1.18	% [5]	17.33%	13.89%	4.62%	6.14%	3.73%
Total return, market value [2]	(6.84	)% [5]	33.60%	20.61%	(8.00)%	12.19%	3.18%
Net assets at end of period (in millions)	$54		$56	$53	$50	$51	$51
Ratio of expenses to average weekly net assets before fee reimbursements	2.47	% [6]	2.43%	2.81%	3.07%	3.27%	2.10%
Ratio of expenses to average weekly net assets after fee reimbursements	2.47	% [6]	2.43%	2.81%	3.06%	3.26%	2.10%
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	1.35	% [6]	1.29%	1.41%	1.33%	1.33%	1.02%
Ratio of net investment income to average weekly net assets before fee reimbursements	6.14	% [6]	6.65%	7.19%	6.70%	6.56%	6.76%
Ratio of net investment income to average weekly net assets after fee reimbursements	6.14	% [6]	6.65%	7.19%	6.71%	6.57%	6.76%
Portfolio turnover rate [3]	5%		6%	22%	18%	22%	14%
Amount of borrowings outstanding at end of period (in millions)	$18		$16	$17	$16	$19	$17
Per-share amount of borrowings outstanding at end of period	$4.21		$3.85	$4.13	$3.81	$4.59	$4.01
Per-share amount of net assets, excluding borrowings, at end of period	$17.01		$17.15	$16.57	$15.53	$16.55	$16.08
Asset coverage ratio [4]	404%		445%	401%	407%	360%	401%

1  Assumes reinvestment of distributions at net asset value.

2  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

3  The portfolio turnover rate for August 31, 2007 and August 31, 2006 has been revised to exclude maturities of investments that had been extended prior to their original maturity dates.

4  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

5  Total return has not been annualized.

6  Annualized.

First American Mortgage Funds | 2011 Semiannual Report

Financial Highlights

Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

BSP

	Six-Month Period Ended 2/28/11		Year Ended August 31,
	(unaudited)		2010	2009	2008	2007	2006
Per-Share Data
Net asset value, beginning of period	$10.82		$11.36	$11.51	$12.02	$11.92	$12.15
Operations:
Net investment income	0.30		0.64	0.78	0.74	0.80	0.93
Net realized and unrealized gains (losses) on investments	(0.03)		(0.02)	(0.20)	(0.46)	0.14	(0.23)
Total from operations	0.27		0.62	0.58	0.28	0.94	0.70
Distributions to shareholders:
From net investment income	(0.63)		(0.66)	(0.73)	(0.69)	(0.84)	(0.93)
From return of capital	—		(0.50)	—	(0.10)	—	—
Total distributions	(0.63)		(1.16)	(0.73)	(0.79)	(0.84)	(0.93)
Net asset value, end of period	$10.46		$10.82	$11.36	$11.51	$12.02	$11.92
Market value, end of period	$8.84		$10.14	$9.71	$9.80	$11.32	$10.76
Selected Information
Total return, net asset value [1]	2.59	% [5]	5.64%	5.57%	2.25%	8.06%	6.02%
Total return, market value [2]	(6.76	)% [5]	16.91%	8.04%	(6.80)%	13.18%	1.34%
Net assets at end of period (in millions)	$167		$173	$182	$184	$192	$191
Ratio of expenses to average weekly net assets before fee reimbursements	2.75	% [6]	2.56%	2.86%	2.95%	2.57%	3.01%
Ratio of expenses to average weekly net assets after fee reimbursements	2.75	% [6]	2.56%	2.86%	2.95%	2.56%	3.01%
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	1.01	% [6]	0.96%	1.06%	0.98%	0.99%	2.05%
Ratio of net investment income to average weekly net assets before fee reimbursements	5.69	% [6]	5.74%	7.23%	6.19%	6.56%	7.80%
Ratio of net investment income to average weekly net assets after fee reimbursements	5.69	% [6]	5.74%	7.23%	6.19%	6.57%	7.80%
Portfolio turnover rate [3]	1%		9%	19%	43%	30%	24%
Amount of borrowings outstanding at end of period (in millions)	$74		$77	$71	$63	$73	$56
Per-share amount of borrowings outstanding at end of period	$4.63		$4.82	$4.44	$3.92	$4.58	$3.48
Per-share amount of net assets, excluding borrowings, at end of period	$15.09		$15.64	$15.80	$15.43	$16.60	$15.40
Asset coverage ratio [4]	326%		324%	356%	394%	362%	443%

1  Assumes reinvestment of distributions at net asset value.

2  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

3  The portfolio turnover rate for August 31, 2007 and August 31, 2006 has been revised to exclude maturities of investments that had been extended prior to their original maturity dates.

4  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

5  Total return has not been annualized.

6  Annualized.

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds | 2011 Semiannual Report

Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

CSP

	Six-Month Period Ended 2/28/11		Year Ended August 31,
	(unaudited)		2010	2009	2008	2007	2006
Per-Share Data
Net asset value, beginning of period	$9.19		$10.67	$11.24	$12.06	$12.04	$12.08
Operations:
Net investment income	0.24		0.43	0.73	0.87	1.18	1.01
Net realized and unrealized gains (losses) on investments	(0.07)		(0.86)	(0.53)	(0.72)	0.09	(0.26)
Total from operations	0.17		(0.43)	0.20	0.15	1.27	0.75
Distributions to shareholders:
From net investment income	(0.59)		(0.51)	(0.70)	(0.96)	(1.18)	(0.79)
From net realized gain on investments	—		—	—	—	(0.07)	—
From return of capital	—		(0.54)	(0.07)	(0.01)	—	—
Total distributions	(0.59)		(1.05)	(0.77)	(0.97)	(1.25)	(0.79)
Net asset value, end of period	$8.77		$9.19	$10.67	$11.24	$12.06	$12.04
Market value, end of period	$7.66		$8.67	$8.83	$9.77	$11.35	$11.20
Selected Information
Total return, net asset value [1]	1.99	% [5]	(4.26)%	1.98%	1.17%	10.97%	6.45%
Total return, market value [2]	(4.67	)% [5]	10.25%	(0.88)%	(5.78)%	12.44%	8.60%
Net assets at end of period (in millions)	$187		$196	$228	$240	$257	$257
Ratio of expenses to average weekly net assets before fee reimbursements	2.77	% [6]	2.52%	2.75%	2.80%	2.29%	2.20%
Ratio of expenses to average weekly net assets after fee reimbursements	2.77	% [6]	2.52%	2.75%	2.80%	2.28%	2.20%
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	0.95	% [6]	0.90%	1.03%	1.00%	1.09%	0.96%
Ratio of net investment income to average weekly net assets before fee reimbursements	5.42	% [6]	4.38%	6.92%	7.34%	9.67%	8.39%
Ratio of net investment income to average weekly net assets after fee reimbursements	5.42	% [6]	4.38%	6.92%	7.34%	9.68%	8.39%
Portfolio turnover rate [3]	7%		10%	16%	5%	36%	48%
Amount of borrowings outstanding at end of period (in millions)	$81		$88	$81	$77	$65	$54
Per-share amount of borrowings outstanding at end of period	$3.80		$4.12	$3.78	$3.62	$3.04	$2.54
Per-share amount of net assets, excluding borrowings, at end of period	$12.57		$13.31	$14.45	$14.86	$15.10	$14.58
Asset coverage ratio [4]	331%		323%	383%	410%	496%	575%

1  Assumes reinvestment of distributions at net asset value.

2  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

3  The portfolio turnover rate for August 31, 2007 and August 31, 2006 has been revised to exclude maturities of investments that had been extended prior to their original maturity dates.

4  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

5  Total return has not been annualized.

6  Annualized.

First American Mortgage Funds | 2011 Semiannual Report

Financial Highlights

Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

SLA

	Six-Month Period Ended 2/28/11		Year Ended August 31,
	(unaudited)		2010	2009	2008	2007	2006
Per-Share Data
Net asset value, beginning of period	$12.09		$12.33	$12.42	$13.00	$13.12	$13.57
Operations:
Net investment income	0.40		0.78	0.87	0.92	0.94	0.93
Net realized and unrealized gains (losses) on investments	(0.01)		0.25	(0.09)	(0.61)	0.08	(0.15)
Total from operations	0.39		1.03	0.78	0.31	1.02	0.78
Distributions to shareholders:
From net investment income	(0.70)		(0.83)	(0.87)	(0.84)	(1.04)	(1.09)
From net realized gain on investments	—		—	— [5]	(0.05)	(0.10)	(0.14)
From return of capital	—		(0.44)	— [5]	—	—	—
Total distributions	(0.70)		(1.27)	(0.87)	(0.89)	(1.14)	(1.23)
Net asset value, end of period	$11.78		$12.09	$12.33	$12.42	$13.00	$13.12
Market value, end of period	$10.29		$12.18	$10.64	$10.64	$12.37	$12.12
Selected Information
Total return, net asset value [1]	3.32	% [6]	8.73%	6.93%	2.44%	8.13%	6.12%
Total return, market value [2]	(9.96	)% [6]	27.56%	9.94%	(7.06)%	11.65%	7.86%
Net assets at end of period (in millions)	$126		$129	$131	$132	$139	$140
Ratio of expenses to average weekly net assets before fee reimbursements	2.75	% [7]	2.75%	2.93%	3.14%	2.73%	2.17%
Ratio of expenses to average weekly net assets after fee reimbursements	2.75	% [7]	2.75%	2.93%	3.14%	2.72%	2.17%
Ratio of expenses to average weekly net assets excluding interest expense and fee reimbursements	1.06	% [7]	1.02%	1.05%	1.02%	1.02%	0.89%
Ratio of net investment income to average weekly net assets before fee reimbursements	6.73	% [7]	6.33%	7.43%	7.24%	7.21%	7.11%
Ratio of net investment income to average weekly net assets after fee reimbursements	6.73	% [7]	6.33%	7.43%	7.24%	7.22%	7.11%
Portfolio turnover rate [3]	3%		12%	13%	19%	20%	30%
Amount of borrowings outstanding at end of period (in millions)	$53		$53	$53	$45	$41	$32
Per-share amount of borrowings outstanding at end of period	$4.99		$4.99	$5.01	$4.24	$3.88	$2.96
Per-share amount of net assets, excluding borrowings, at end of period	$16.77		$17.08	$17.34	$16.66	$16.88	$16.08
Asset coverage ratio [4]	336%		342%	346%	393%	434%	543%

1  Assumes reinvestment of distributions at net asset value.

2  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

3  The portfolio turnover rate for August 31, 2007 and August 31, 2006 has been revised to exclude maturities of investments that had been extended prior to their original maturity dates.

4  Represents net assets, excluding borrowings, at end of period divided by borrowings outstanding at end of period.

5  Amount rounds to less than $0.01 per share.

6  Total return has not been annualized.

7  Annualized.

The accompanying notes are an integral part of the financial statements.

First American Mortgage Funds | 2011 Semiannual Report

Notes to Financial Statements | (unaudited as to February 28, 2011)

(1) Organization
   American Strategic Income Portfolio Inc. ("ASP"), American Strategic Income Portfolio Inc. II ("BSP"), American Strategic Income Portfolio Inc. III ("CSP"), and American Select Portfolio Inc. ("SLA") (the "funds") are registered under the Investment Company Act of 1940 (as amended) as diversified, closed-end management investment companies. The funds emphasize investments in mortgage-related assets that directly or indirectly represent a participation in or are secured by and payable from mortgage loans. They may also invest in U.S. Government securities, corporate debt securities, and preferred stock issued by real estate investment trusts. In addition, the funds may borrow using reverse repurchase agreements and credit facilities. Fund shares are listed on the New York Stock Exchange under the symbols ASP, BSP, CSP, and SLA, respectively.

(2) Summary of Significant Accounting Policies
   Security Valuations

The funds' investments in whole loans (single family, multifamily, and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the funds' board of directors. Pursuant to these procedures, these investments are initially fair valued at cost as this approximates fair value and adjusted using a U.S. Bancorp Asset Management, Inc. ("USBAM") pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans as the case may be. Changes in prevaling interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week. The results of the pricing model may be further subject to price floors given the intrinsic values of the underlying properties subject to the loans and ceilings due to the illiquid nature of the loans. USBAM has modified, and may in the future modify, price floors, price ceilings, and other factors contained in the model in light of changing economic and market conditions. Such modifications will affect the funds' net asset value.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans are determined no less frequently than weekly. Although USBAM believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the funds and third parties.

Security valuations for the funds' investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the funds' board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, then the ask price will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used

First American Mortgage Funds | 2011 Semiannual Report

Notes to Financial Statements

quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by a fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the funds' investment advisor, USBAM, on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the funds' board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing.

In accordance with the valuation procedures adopted by the funds' board of directors, real estate acquired through foreclosure, if any, is initially valued similar to defaulted multifamily and commercial whole loans. The value is subsequently revised to an estimated market value, as determined by independent third party appraisals, less estimated selling costs.

As of February 28, 2011, the funds held internally fair valued securities as follows:

Fund	Fair Value	Percentage of Total Net Assets
ASP	$32,351,230	59.7%
BSP	156,203,063	93.4
CSP	187,113,884	99.9
SLA	109,833,533	87.5

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the funds' investments in whole loans.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

First American Mortgage Funds | 2011 Semiannual Report

As of February 28, 2011, each fund's investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
ASP
Whole Loans	$—	$—	$28,746,230	$28,746,230
Corporate Note	—	—	3,605,000	3,605,000
U.S. Government Agency Mortgage-Backed Securities	—	7,380,658	—	7,380,658
Commercial Mortgage-Backed Securities	—	15,466,326	—	15,466,326
Preferred Stocks	15,772,708	—	—	15,772,708
Short-Term Investment	737,322	—	—	737,322
Total Investments	$16,510,030	$22,846,984	$32,351,230	$71,708,244
BSP
Whole Loans	$—	$—	$134,531,451	$134,531,451
Corporate Notes	—	—	21,671,612	21,671,612
U.S. Government Agency Mortgage-Backed Securities	—	17,079,910	—	17,079,910
Commercial Mortgage-Backed Securities	—	29,446,746	—	29,446,746
Preferred Stocks	34,410,689	—	—	34,410,689
Short-Term Investment	3,291,560	—	—	3,291,560
Total Investments	$37,702,249	$46,526,656	$156,203,063	$240,431,968
CSP
Whole Loans	$—	$—	$163,579,009	$163,579,009
Corporate Notes	—	—	21,180,375	21,180,375
Private Mortgage-Backed Security	—	—	—	—
U.S. Government Agency Mortgage-Backed Securities	—	22,702,073	—	22,702,073
Commercial Mortgage-Backed Securities	—	12,988,324	—	12,988,324
Preferred Stocks	42,656,202	—	—	42,656,202
Real Estate Owned	—	—	2,354,500	2,354,500
Short-Term Investment	1,985,591	—	—	1,985,591
Total Investments	$44,641,793	$35,690,397	$187,113,884	$267,446,074
SLA
Whole Loans	$—	$—	$92,967,283	$92,967,283
Corporate Notes	—	—	16,866,250	16,866,250
U.S. Government Agency Mortgage-Backed Securities	—	11,568,765	—	11,568,765
Commercial Mortgage-Backed Securities	—	22,337,545	—	22,337,545
Preferred Stocks	32,621,000	—	—	32,621,000
Short-Term Investment	1,921,117	—	—	1,921,117
Total Investments	$34,542,117	$33,906,310	$109,833,533	$178,281,960

First American Mortgage Funds | 2011 Semiannual Report

Notes to Financial Statements

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Fund	Whole Loans	Corporate Notes	Private Mortgage- Backed Security	Real Estate Owned	Total Fair Value
ASP
Balance as of August 31, 2010	$31,982,607	$3,605,000	$—	$—	$35,587,607
Accrued discounts/premiums	—	—	—	—	—
Realized gain (loss)	1,259	—	—	—	1,259
Net change in unrealized appreciation or depreciation	(889,925)	—	—	—	(889,925)
Net purchases (sales)	(2,347,711)	—	—	—	(2,347,711)
Balance as of February 28, 2011	$28,746,230	$3,605,000	$—	$—	$32,351,230
Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of February 28, 2011	$(889,925)	$—	$—	$—	$(889,925)
BSP
Balance as of August 31, 2010	$140,289,069	$21,751,612	$—	$—	$162,040,681
Accrued discounts/premiums	—	—	—	—	—
Realized gain (loss)	59	—	—	—	59
Net change in unrealized appreciation or depreciation	(598,788)	(80,000)	—	—	(678,788)
Net purchases (sales)	(5,158,889)	—	—	—	(5,158,889)
Balance as of February 28, 2011	$134,531,451	$21,671,612	$—	$—	$156,203,063
Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of February 28, 2011	$(598,788)	$(80,000)	$—	$—	$(678,788)
CSP
Balance as of August 31, 2010	$158,210,375	$21,250,375	$—	$2,460,750	$181,921,500
Accrued discounts/premiums	—	—	1,038	—	1,038
Realized gain (loss)	(723)	—	(4,481)	—	(5,204)
Net change in unrealized appreciation or depreciation	(1,490,412)	(70,000)	3,443	(84,383)	(1,641,352)
Net purchases (sales)	6,859,769	—	—	(21,867)	6,837,902
Balance as of February 28, 2011	$163,579,009	$21,180,375	$—	$2,354,500	$187,113,884
Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of February 28, 2011	$(1,490,412)	$(70,000)	$3,443	$(84,383)	$(1,641,352)
SLA
Balance as of August 31, 2010	$99,618,855	$16,936,250	$—	$—	$116,555,105
Accrued discounts/premiums	—	—	—	—	—
Realized gain (loss)	(1)	—	—	—	(1)
Net change in unrealized appreciation or depreciation	(397,118)	(70,000)	—	—	(467,118)
Net purchases (sales)	(6,254,453)	—	—	—	(6,254,453)
Balance as of February 28, 2011	$92,967,283	$16,866,250	$—	$—	$109,833,533
Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of February 28, 2011	$(420,178)	$(70,000)	$—	$—	$(490,178)

During the six-month period ended February 28, 2011, the funds recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using beginning of period values.

First American Mortgage Funds | 2011 Semiannual Report

Security Transactions and Investment Income

For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the sales price and the underlying cost of the security on the transaction date.

Distributions to Shareholders

As previously disclosed in the funds' August 31, 2009 annual shareholder report, the funds' board of directors has adopted a level distribution policy effective with the December 2009 distribution. Distributions under the policy are expected to consist primarily of net investment income and a return of capital, although the exact tax characteristics of the funds' distributions in any fiscal year will not be known until after the end of the funds' fiscal year. A return of capital represents a return of a shareholder's original investment in the fund's shares, and should not be confused with a dividend yield. The level distribution policy is subject to suspension, revision or termination at any time without notice to shareholders. Under this policy, for the six-month period ended February 28, 2011, the funds paid a fixed monthly distribution to shareholders as follows:

	ASP	BSP	CSP	SLA
Monthly distribution per share	$0.1090	$0.1050	$0.0980	$0.1160

On February 15, 2011, the funds' board of directors determined to reduce the fixed monthly distribution as follows:

	ASP	BSP	CSP	SLA
Monthly distribution per share	$0.0979	$0.0838	$0.0800	$0.0890

The funds will provide a notice, as required by Section 19(a) of the Investment Company Act of 1940, as amended, for any distribution that does not consist solely of net investment income. Any such notice will provide information regarding the estimated amounts of the distribution derived from net investment income, net realized capital gains and return of capital. Such notices will be for informational purposes only and the amounts indicated in such notices likely will differ from the ultimate federal income tax characterization of distributions reported to shareholders on Form 1099-DIV after year end.

Distributions are payable in cash or, pursuant to the funds' dividend reinvestment plans, reinvested in additional shares of the funds' capital stock. Under each fund's plan, fund shares will be purchased in the open market unless the market price plus commissions exceeds the net asset value by 5% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the funds will issue new shares at a discount of up to 5% from the current market price.

The funds receive substantial distributions from holdings in real estate investment trusts ("REITs"). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the REIT shareholder. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the funds must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to a fund's shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a fund shareholder may represent a return of capital.

Federal Taxes

Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable

First American Mortgage Funds | 2011 Semiannual Report

Notes to Financial Statements

income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required. Each fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes. As of February 28, 2011, the funds did not have any tax positions that did not meet the "more-likely-than-not" threshold of being sustained by the applicable taxing authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains and losses may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to deferred wash sale losses, paydown gains and losses, tax mark-to-market adjustments under Section 311(e) of the Taxpayer Relief Act of 1997, tax deductions for real estate owned, and investments in REITs. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period that the differences arise.

The character of distributions made during the fiscal period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which amounts are distributed may differ from the fiscal period that the income or realized gains or losses were recorded by the funds.

The character of distributions paid during the six-month period ended February 28, 2011 (estimated) and the fiscal year ended August 31, 2010, were as follows:

	ASP			BSP
	2/28/11		8/31/10	2/28/11		8/31/10
Distributions paid from:
Ordinary income	$2,767,291		$3,542,582	$10,071,019		$10,503,778
Return of capital	—	*	1,496,933	—	*	7,959,755
Total	$2,767,291		$5,039,515	$10,071,019		$18,463,533
	CSP			SLA
	2/28/11		8/31/10	2/28/11		8/31/10
Distributions paid from:
Ordinary income	$12,557,341		$10,926,078	$7,420,888		$8,810,584
Return of capital	—	*	11,433,679	—	*	4,719,742
Total	$12,557,341		$22,359,757	$7,420,888		$13,530,326

* A significant portion of the distributions made during the period may be recharacterized as a return of capital.

As of August 31, 2010, the funds' most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax basis were as follows:

	ASP	BSP	CSP	SLA
Undistributed ordinary income	$—	$—	$—	$—
Accumulated capital and post-October losses	(1,246,594)	(10,589,703)	(17,338,020)	(5,165,158)
Unrealized appreciation (depreciation)	6,673,444	(13,461,576)	(37,698,215)	(621,963)
Other accumulated losses	(5,185)	(49,724)	(1,856,339)	(570,180)
Accumulated earnings (deficit)	$5,421,665	$(24,101,003)	$(56,892,574)	$(6,357,301)

The difference between book and tax basis unrealized appreciation (depreciation) at August 31, 2010, is attributable to adjustments for REITs, tax deferral of losses on wash sales, and a one-time tax election whereby the funds marked appreciated securities to market creating capital gains that were used to reduce capital loss carryovers and increase tax cost basis.

First American Mortgage Funds | 2011 Semiannual Report

For federal income tax purposes, the following funds had capital loss carryovers as of August 31, 2010, the funds' most recently completed fiscal year-end, which, if not offset by subsequent capital gains, will expire on the funds' fiscal year-ends as follows:

	Expiration
Fund	2011	2012	2013	2014	2015	2016	2017	2018	Total
ASP	$—	$—	$—	$—	$—	$—	$598,203	$648,391	$1,246,594
BSP	—	—	—	2,858,586	—	133,712	4,187,382	2,208,521	9,388,201
CSP	—	—	—	—	551,492	381,985	5,238,593	2,790,093	8,962,163
SLA	—	—	—	—	—	—	3,850,183	1,314,975	5,165,158

The funds incurred a loss for tax purposes for the period from November 1, 2009 to August 31, 2010. As permitted by tax regulations, the funds intend to elect to defer and treat the losses as arising in the fiscal year ending August 31, 2011. The deferred losses were as follows:

Fund	Amount
ASP	$—
BSP	1,201,502
CSP	8,375,857
SLA	—

Whole Loans

Whole loans may bear a greater risk of loss arising from a default on the part of the borrower of the underlying loans than do traditional mortgage-backed securities. This is because whole loans, unlike most mortgage-backed securities, generally are not backed by any government guarantee or private credit enhancement. Such risk may be greater during a period of declining or stagnant real estate values. The funds may invest in single family, multifamily, and commercial loans. Each fund currently limits its investment in commercial loans to 50% of its total assets. A participating loan is a whole loan which contains provisions for the lender to participate in the income stream provided by the property, including net cash flow and capital proceeds. CSP and SLA received income during the period from participating loans on which the mortgage obligation had previously been fully repaid. An outstanding participating loan agreement may provide excess cash flows and certain appreciation rights after the mortgage obligation has been fully paid and before the sale of the property to a third party.

At February 28, 2011, BSP had two multifamily loans representing 5.23% of total net assets and 14.16% of total multifamily loans outstanding and one commercial loan representing 1.32% of total net assets and 3.03% of commercial loans outstanding that were 120 or more days delinquent as to the timely monthly payment of principal and interest. At February 28, 2011, no single family loans in BSP were 120 or more days delinquent.

At February 28, 2011, CSP had seven multifamily loans representing 6.22% of total net assets and 20.61% of total multifamily loans outstanding and nine commercial loans representing 17.58% of total net assets and 30.74% of total commercial loans outstanding that were 120 or more days delinquent as to the timely monthly payment of principal and interest.

At February 28, 2011, SLA had one multifamily loan representing 2.38% of total net assets and 11.76% of total multifamily loans outstanding and three commercial loans representing 1.73% of total net assets and 3.22% of total commercial loans outstanding that were 120 or more days delinquent as to the timely monthly payment of principal and interest.

At February 28, 2011, no loans were 120 or more days delinquent as to the timely monthly payment of principal and interest in ASP.

First American Mortgage Funds | 2011 Semiannual Report

Notes to Financial Statements

The funds may incur certain costs and delays in the event of a foreclosure. Also, there is no assurance that the subsequent sale of the property will produce an amount equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the accrued unpaid interest, and all of the foreclosure expenses. In this case, the funds may suffer a loss.

Real estate may be acquired through foreclosure or deed in lieu of foreclosure on whole loans or similar obligations. The funds may receive rental or other income as a result of holding real estate. In addition, the funds may incur expenses associated with maintaining or improving any real estate owned. Real estate income is recorded on a net basis in the income section of the funds' Statement of Operations. Capital improvements are recorded as an addition to the cost basis of the property, which will increase any loss at sale. As of February 28, 2011, CSP held real estate owned through foreclosure as follows:

Fund	2/28/11 Cost	2/28/11 Value	Unrealized Depreciation
CSP
Memphis Medical Building	$3,814,929	$2,354,500	$(1,460,429)

The net operating income and capital improvements for the six-month period ended February 28, 2011 were:

Fund	Gross Rental Income	Operating Expenses	Net Operating Loss	Capital Improvements
CSP
Memphis Medical Building	$73,041	$244,449	$(171,408)	$98,453

As of and for the six-month period ended February 28, 2011, ASP, BSP, and SLA owned no real estate.

Mortgage Servicing Rights

The funds may acquire interests in the cash flow from servicing fees through contractual arrangements with mortgage servicers. Mortgage servicing rights, similar to interest-only securities, generate no further cash flow when a mortgage is prepaid or goes into default. Mortgage servicing rights are accounted for on a level-yield basis with recognized income based on the estimated amounts and timing of cash flows. Such estimates are adjusted periodically as the underlying market conditions change. As of and for the six-month period ended February 28, 2011, the funds held no mortgage servicing rights.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. Each fund segregates, with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of a fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of February 28, 2011, the funds had no outstanding when-issued or forward-commitment securities.

Borrowings & Reverse Repurchase Agreements

Effective July 11, 2008, the funds entered into loan agreements with Massachusetts Mutual Life Insurance Company ("MMLIC") under which MMLIC made term loans to ASP, BSP, CSP, and SLA of $8,600,000, $45,100,000, $54,400,000, and $31,900,000, respectively, and agreed to make revolving loans to the funds of up to $2,400,000, $12,900,000, $15,600,000, and $9,100,000, respectively. Loans made under the loan agreements are secured by whole loans in the fund's portfolios, bear interest at the one-month London Interbank Offered Rate plus 2.625%

First American Mortgage Funds | 2011 Semiannual Report

subject to a "floor" interest rate of 5.00%, and mature on July 21, 2011. In addition to principal and interest payments paid by each fund to MMLIC for borrowings outstanding, each fund pays an annual fee of 1.28% on any unused portion of the fund's revolving loan commitment.

The funds may also borrow money by entering into reverse repurchase agreements, which involve the sale of portfolio-eligible securities by the funds, coupled with an agreement to repurchase the securities at a specified date and price. Borrowings may increase volatility of the funds' net asset values and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Each fund is subject to a restriction on borrowing under which each fund must maintain asset coverage of at least 300%. The interest expense incurred on borrowings is recognized as "Interest Expense" in the Statements of Operations. For the six-month period ended February 28, 2011, the weighted average borrowings outstanding for ASP, BSP, CSP, and SLA were $16,613,113, $75,476,171, $84,242,973, and $53,466,563, respectively, and the weighted average interest rates paid by the funds on such borrowings were 3.44%, 3.33%, 3.42%, and 3.60%, respectively.

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. Government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. All agreements require that the daily market value of the collateral be in excess of the repurchase amount, including accrued interest, to protect the funds in the event of a default. As of February 28, 2011, the funds had no outstanding repurchase agreements.

Deferred Compensation Plan

Prior to January 1, 2011, non-interested directors of the First American Family of Funds were able to defer receipt of part or all of their annual compensation under a Deferred Compensation Plan (the "Plan"). Deferred amounts were treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, as designated by each director. The Plan was terminated effective December 31, 2010. All amounts held in the Plan are 100% vested and outstanding account balances under the Plan are obligations of the funds into which amounts were deferred. Deferred amounts remain in the funds until distributed in accordance with the Plan.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from these estimates.

Events Subsequent to Period End

Management has evaluated fund related events and transactions that occurred subsequent to February 28, 2011, through the date of issuance of the funds' financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds' financial statements.

(3) Fees and Expenses
   Investment Advisory Fees

Pursuant to investment advisory agreements with each fund (each an "Agreement"), USBAM, a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the funds' assets and furnishes related office facilities, equipment, research, and personnel. For ASP, BSP, and CSP, the Agreement provides USBAM with a monthly investment advisory fee in an amount equal to an annualized rate of 0.20% of the respective fund's average weekly net assets and 4.50% of the daily gross income accrued by such fund during the month (i.e., investment income,

First American Mortgage Funds | 2011 Semiannual Report

Notes to Financial Statements

including accretion of bond discounts and amortization of premiums, other than gains from the sale of securities or gains from options and futures contracts less interest on money borrowed by the funds). The monthly investment advisory fee shall not exceed, in the aggregate, 1/12 of 0.725% of the respective fund's average weekly net assets during the month (approximately 0.725% on an annual basis). For SLA, the Agreement provides USBAM with a monthly investment advisory fee in an amount equal to an annualized rate of 0.50% of the fund's average weekly net assets. For its fees, USBAM provides investment advice and, in general, conducts the management and investment activities of the funds.

The funds may invest in money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment advisor to the investing funds and the related money market funds, USBAM will reimburse to each investing fund an amount equal to that portion of USBAM's investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. This reimbursement, if any, is included in "Fee reimbursements" in the Statements of Operations.

Administrative Fees

USBAM serves as the funds' administrator pursuant to administration agreements between USBAM and each fund. Under these agreements, USBAM receives a monthly administrative fee from each fund in an amount equal to 0.25% of the fund's average weekly net assets. For its fee, USBAM provides numerous services to the funds including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

Sub-Advisory Fees

Nuveen Asset Management, LLC ("NAM") and Nuveen Fund Advisors, Inc. ("NFA") (collectively referred to as "Nuveen") each serve as investment sub-advisor to each fund pursuant to separate investment sub-advisory agreements with USBAM. NAM makes investment decisions for the funds, places purchase and sale orders for each fund's portfolio transactions, and employs the funds' portfolio managers and the securities analysts that provide research services relating to the funds. NFA provides certain other investment sub-advisory services to the funds, including assisting in the supervision of each fund's investment program, risk monitoring, managing the forms and level of leverage employed by a fund, assisting in dividend and distribution level determinations, providing tax advice on issues arising in connection with management of a fund's portfolio, and assisting with pricing of a fund's portfolio securities.

With respect to each fund, USBAM pays monthly fees to NAM and NFA for the services provided under their respective sub-advisory agreements with USBAM. For ASP, BSP, and CSP, USBAM pays NAM a monthly fee in an amount equal to an annualized rate of 0.10% of the respective fund's average weekly net assets and 3.00% of the daily gross income accrued by such fund during the month (i.e., investment income, including amortization of discount income, other than gains from the sale of securities or gains received from options and futures contracts less interest on money borrowed by the fund). The monthly investment sub-advisory fee shall not exceed, in the aggregate, 1/12 of 0.45% of the respective fund's average weekly net assets during the month (approximately 0.45% on an annual basis). For SLA, USBAM pays NAM a monthly fee in an amount equal to an annualized rate of 0.30% of the fund's average weekly net assets.

For ASP, BSP, and CSP, USBAM pays NFA a monthly fee in an amount equal to 1.50% of the daily gross income accrued by the respective fund during the month (i.e., investment income, including amortization of discount income, other than gains from the sale of securities or gains received from options and futures contracts less interest on money borrowed by the fund). The monthly investment sub-advisory fee shall not exceed, in the aggregate, 1/12 of 0.175% of the respective fund's average weekly net assets during the month (approximately 0.175% on an annual basis). For SLA, USBAM pays NFA a monthly fee in an amount equal to an annualized rate of 0.10% of the fund's average weekly net assets. Pursuant to a sub-administration agreement between USBAM and

First American Mortgage Funds | 2011 Semiannual Report

NFA, USBAM also pays NFA an annual fee, calculated weekly and paid monthly, equal to 0.10% of the average weekly net assets of each fund for certain administrative and other services that NFA provides to the funds.

Custodian Fees

U.S. Bank serves as each fund's custodian pursuant to a custodian agreement with the funds. The custodian fee charged to each fund is equal to an annual rate of 0.02% of such fund's average weekly net assets. These fees are computed weekly and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund's custodian expenses. These credits, if any, are disclosed as "Indirect payments from custodian" in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund's custodian expenses. For the six-month period ended February 28, 2011, custodian fees for ASP, BSP, CSP, and SLA were increased by $1, $186, $6, and $28 as a result of overdrafts and reduced by $4, $13, $25, and $9 as a result of interest earned, respectively.

Mortgage Servicing Fees

The funds may enter into mortgage servicing agreements with mortgage servicers for whole loans and participation mortgages. For a fee, mortgage servicers maintain loan records, such as insurance and taxes and the proper allocation of payments between principal and interest.

Other Fees and Expenses

In addition to the investment advisory, administrative, custodian, and mortgage servicing fees, the funds are responsible for paying most other operating expenses, including: legal, auditing and accounting services, postage and printing of shareholder reports, transfer agent fees and expenses, listing fees, outside directors' fees and expenses, insurance, pricing, interest, expenses related to real estate owned, fees to outside parties retained to assist in conducting due diligence, taxes, and other miscellaneous expenses. For the six-month period ended February 28, 2011, legal fees and expenses of $1,977, $1,977, $1,977, $1,977 for ASP, BSP, CSP, and SLA, respectively, were paid to a law firm of which an Assistant Secretary of the funds is a partner.

Expenses that are directly related to a fund are charged directly to that fund. Other operating expenses of the First American Family of Funds are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds or a combination of both methods.

(4) Investment Security Transactions
   Cost of purchases and proceeds from sales of securities and real estate, other than temporary investments in short-term securities, for the six-month period ended February 28, 2011, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
ASP	$4,082,513	$3,325,451
BSP	3,092,200	13,656,684
CSP	18,972,198	27,672,584
SLA	4,640,000	8,469,948

(5) Indemnifications
   The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(6) New Accounting Pronouncements
   On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standard Update for Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements. The update provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires the funds to disclose purchases, sales, issuances and settlements on a gross basis in the Level 3

First American Mortgage Funds | 2011 Semiannual Report

Notes to Financial Statements

rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the update and the impact to the financial statements.

(7) Nuveen Acquisition
   On December 31, 2010, U.S. Bancorp Asset Management, Inc. (the "Advisor") and its parent company, U.S. Bank National Association, sold a portion of the Advisor's asset management business to Nuveen Investments, Inc. ("Nuveen"). Included in the sale was that part of the Advisor's asset management business that advised the First American equity, fixed income, and asset allocation open-end funds, not including the First American money market funds. The Advisor continues to serve as investment advisor to the First American closed-end funds (the "Closed-End Funds").

On October 7, 2010, the Closed-End Funds' board of directors considered and approved new investment sub-advisory agreements between the Advisor and each of Nuveen Asset Management, LLC and Nuveen Fund Advisors, Inc. (the "Nuveen entities"), under which the Nuveen entities provide certain investment advisory services to the Closed-End Funds. The sub-advisory agreements were submitted to their respective fund's shareholders for their approval and took effect on January 1, 2011. There were no changes in the funds' investment objectives, policies, or expenses as a result of the sub-advisory arrangements between the Advisor and the Nuveen entities. John G. Wenker, Nuveen Asset Management, continues to serve as lead portfolio manager of First American Mortgage Funds.

(8) Regulated Investment Company Modernization Act
   On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed by the President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies ("RICs") since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for "inadvertent" failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

First American Mortgage Funds | 2011 Semiannual Report

Notice to Shareholders | (unaudited)

ANNUAL MEETING RESULTS

An annual meeting of the fund's shareholders was held on December 17, 2010 for ASP, BSP, CSP, and SLA. In addition, a reconvened meeting was held for CSP on December 29, 2010 with respect to items (2) and (3) below. Each matter voted upon at the meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes (if any) with respect to such matters, are set forth below.

(1)  Each fund's shareholders elected the following eight directors:

	ASP		BSP
	Shares Voted "For"	Shares Witholding Authority to Vote	Shares Voted "For"	Shares Witholding Authority to Vote
Roger A. Gibson	3,124,082	99,336	11,869,191	402,133
Victoria J. Herget	3,124,512	98,906	11,865,118	406,206
John P. Kayser	3,124,082	99,336	11,840,250	431,074
Leonard W. Kedrowski	3,125,012	98,406	11,828,615	442,709
Richard K. Riederer	3,123,582	99,836	11,841,733	429,591
Joseph D. Strauss	3,125,012	98,406	11,837,270	434,054
Virginia L. Stringer*	3,148,806	74,612	11,869,541	401,783
James M. Wade	3,125,012	98,406	11,839,154	432,170
	CSP		SLA
	Shares Voted "For"	Shares Witholding Authority to Vote	Shares Voted "For"	Shares Witholding Authority to Vote
Roger A. Gibson	15,060,916	727,188	7,862,010	259,180
Victoria J. Herget	15,057,138	730,966	7,869,258	251,932
John P. Kayser	15,059,305	728,799	7,829,499	291,691
Leonard W. Kedrowski	15,051,413	736,691	7,819,807	301,383
Richard K. Riederer	15,058,516	729,588	7,830,847	290,343
Joseph D. Strauss	15,058,290	729,814	7,824,010	297,180
Virginia L. Stringer*	15,037,416	750,688	7,869,573	251,617
James M. Wade	15,055,787	732,317	7,831,745	289,445

*  As of January 1, 2011, Virginia L. Stringer is no longer a director of the funds.

(2)  Each fund's shareholders approved an amendment to such fund's investment advisory and management agreement with USBAM.

Fund	Shares Voted "For"	Shares Voted "Against"	Abstentions	Broker Non-Votes
ASP	2,374,079	65,281	40,399	743,659
BSP	9,540,784	329,220	167,732	2,233,588
CSP	10,730,896	564,536	290,580	4,202,092
SLA	5,823,183	181,740	118,255	1,998,012

(3)  Each fund's shareholders approved investment sub-advisory agreements with Nuveen Asset Management, Nuveen Fund Advisors, Inc., and Nuveen Asset Management, LLC.

Fund	Shares Voted "For"	Shares Voted "Against"	Abstentions	Broker Non-Votes
ASP	2,363,808	78,581	37,370	743,659
BSP	9,544,733	333,932	159,071	2,233,588
CSP	10,747,977	562,491	275,544	4,202,092
SLA	5,846,708	168,443	108,027	1,998,012

First American Mortgage Funds | 2011 Semiannual Report

Notice to Shareholders | (unaudited)

(4)  Each fund's shareholders ratified the selection by the funds' board of directors of Ernst & Young LLP as the independent registered public accounting firm for the funds for the fiscal period ending August 31, 2011.

Fund	Shares Voted "For"	Shares Voted "Against"	Abstentions	Broker Non-Votes
ASP	3,120,738	38,653	64,027	—
BSP	11,935,465	154,289	181,570	—
CSP	15,135,824	389,793	262,487	—
SLA	7,901,466	140,849	78,875	—

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities is available at firstamericanfunds.com and on the Securities and Exchange Commission's website at www.sec.gov. A description of the funds' policies and procedures is also available without charge upon request by calling 800.677.3863. Information regarding how each fund voted proxies relating to portfolio securities is available on the Securities and Exchange Commission's website at www.sec.gov or by calling the funds at 800.677.3863.

FORM N-Q HOLDINGS INFORMATION

The funds are required to file their complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds' Form N-Q are available without charge (1) upon request by calling 800.677.3863 and (2) on the Securities and Exchange Commission's website at www.sec.gov. In addition, you may review and copy the funds' Form N-Q at the Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

QUARTERLY PORTFOLIO HOLDINGS

The funds will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 business days of the calendar quarter-end.

CERTIFICATIONS

In January 2011, the funds' Chief Executive Officer submitted to the New York Stock Exchange ("NYSE") his annual certification required under Section 303A.12(a) of the NYSE corporate governance rules. The certifications of the funds' Principal Executive Officer and Principal Financial Officer required pursuant to Rule 30a-2 under the 1940 Act have been filed with the funds' Form N-CSR filings and are available on the Securities and Exchange Commission's website at www.sec.gov.

First American Mortgage Funds | 2011 Semiannual Report

First American Privacy Pledge

We want you to understand what information we collect and how it's used.

"Nonpublic personal information" is nonpublic information that we obtain while providing financial products or services to you.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

•  Know who you are and prevent unauthorized access to your information.

•  Comply with the laws and regulations that govern us.

The types of information we collect

We may collect the following nonpublic personal information about you:

•  Information about your identity, such as your name, address, and social security number.

•  Information about your transactions with us.

•  Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security

We require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose

We may share all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We're permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We'll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by:

•  American Strategic Income Portfolio Inc.

•  American Strategic Income Portfolio Inc. II

•  American Strategic Income Portfolio Inc. III

•  American Select Portfolio Inc.

•  American Municipal Income Portfolio Inc.

•  Minnesota Municipal Income Portfolio Inc.

•  First American Minnesota Municipal Income Fund II, Inc.

•  American Income Fund, Inc.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

First American Mortgage Funds | 2011 Semiannual Report

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

BOARD OF DIRECTORS

Leonard Kedrowski

Chairperson of First American Mortgage Funds
Owner and President of Executive and Management Consulting, Inc.

Joseph Strauss

Vice Chairperson of First American Mortgage Funds
Owner and President of Strauss Management Company

Roger Gibson

Director of First American Mortgage Funds
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Mortgage Funds
Investment Consultant; Chair of United Educators Insurance Company;
former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Mortgage Funds
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of
William Blair & Company, LLC

Richard Riederer

Director of First American Mortgage Funds
Owner and Chief Executive Officer of RKR Consultants, Inc.

James Wade

Director of First American Mortgage Funds
Owner and President of Jim Wade Homes

First American Mortgage Funds' Board of Directors is comprised entirely of independent directors.

P.O. Box 1330

Minneapolis, MN 55440-1330

American Strategic Income Portfolio Inc.

American Strategic Income Portfolio Inc. II

American Strategic Income Portfolio Inc. III

American Select Portfolio Inc.

2011 Semiannual Report

U.S. Bancorp Asset Management, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste.

4/2011    0086-11    WHOLELOAN-SAR

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act, purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)                      The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)                     There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)        Not applicable.

(a)(2)        Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)        Not applicable.

(b)                     Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. II

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: April 29, 2011

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: April 29, 2011